As filed with the Securities and Exchange Commission on October 11, 2019.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	50	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	54	[X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin Disruptive Commerce ETF, Franklin Genomic Discovery ETF and Franklin Intelligent Machines ETF, each a new series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PROSPECTUS
FRANKLIN TEMPLETON ETF TRUST [________], 2019

SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

	Ticker:	Exchange:
Franklin Disruptive Commerce ETF	[____]	[______]
Franklin Genomic Discovery ETF	[____]	[______]
Franklin Intelligent Machines ETF	[____]	[______]

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary to let the financial intermediary know of your request. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

[______]

Contents

Fund Summaries Information about the Fund you should know before investing
Franklin Disruptive Commerce ETF Franklin Genomic Discovery ETF Franklin Intelligent Machines ETF

Fund Details More information on investment policies, practices and risks/financial highlights

Franklin Disruptive Commerce ETF

Franklin Genomic Discovery ETF

Franklin Intelligent Machines ETF

More Information on Investment Policies, Practices and Risks

Management

Distributions and Taxes

Financial Highlights

Shareholder Information Information about Fund transactions
Buying and Selling Shares Book Entry Share Prices Calculating NAV Creations and Redemptions Premium/Discount Information Delivery of Shareholder Documents - Householding Distribution

For More Information

Where to learn more about the Fund
Back Cover

Fund Summaries

Franklin Disruptive Commerce ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	[___]%
Distribution and service (12b-1) fees	None
Other expenses[1]	[___]%
Total annual Fund operating expenses	[___]%
Fee waiver and/or expense reimbursement[2]	[(___)]%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	[___]%

1. Other expenses are based on estimated amounts for the current fiscal year.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed [___]% until [____], 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [___]	$ [___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce.  The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of disruptive commerce are those that the investment manager believes are substantially focused on and are expected to substantially benefit from electronic commerce (or “e-commerce”), auctions, the sharing economy, e-Payments, drop ship warehousing, direct marketing and last mile transportation, all of which provide the customer with a more customized, secure and time efficient buying process.  This can extend from benefits to the consumer to benefits for businesses and business commerce.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets.  Although the Fund may invest across economic sectors, the Fund concentrates its investments in consumer discretionary related industries. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of disruptive commerce, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of the disruptive commerce theme in the markets in which they operate.  The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries.  The investment manager also uses ‘‘top-down’’ approaches (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) to select investments for the Fund.  The Fund may invest in certain companies that the investment manager believes are well-positioned to capitalize on and are expected to devote substantial efforts to business lines enabled by disruptive commerce, even if such companies do not currently derive a substantial portion of their revenues from such business lines.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration   By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates and disposable income. These companies typically face intense competition and are subject to fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations. The online nature of these companies and their involvement in processing, storing and transmitting large amounts of data make these companies particularly vulnerable to cyber security risk. This includes threats to operational software and hardware, as well as theft of personal and transaction records and other customer data. In the event of a cyberattack, these companies could suffer serious adverse reputational and operational consequences, including liability and litigation.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with:  (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries   The Fund’s investments in securities of issuers in developing or emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus    Because the Fund may invest a significant portion of its assets in companies in a specific country and region, including China, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an developing markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks.

Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China's large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Focus   To the extent that the Fund focuses on particular countries, regions, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, sectors or investments.

Management   The Fund will be subject to management risk because it will be an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading  The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).  Thus, an investor may pay more (or less) than NAV when the investor buys shares of the Fund in the secondary market, and may receive less (or more) than NAV when the investor sells those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading   To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration   Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants.  To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.  This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund   When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder   Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund is new, it has no performance history.  Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew J. Moberg, CPA   Vice President of Advisers and lead portfolio manager of the Fund since inception ([2019]).

Joyce Lin, CFA   Research Analyst of Advisers and portfolio manager of the Fund since inception ([2019]).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of [50,000] shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Templeton Distributors, Inc. The Fund will generally issue or redeem Creation Units in return for a basket of securities (and an amount of cash) that the Fund specifies each day.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Franklin Genomic Discovery ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	[___]%
Distribution and service (12b-1) fees	None
Other expenses[1]	[___]%
Total annual Fund operating expenses	[___]%
Fee waiver and/or expense reimbursement[2]	[(___)]%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	[___]%

1. Other expenses are based on estimated amounts for the current fiscal year.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed [___]% until [____], 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [___]	$ [___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of genomic discovery.  The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of genomic discovery are those that the investment manager believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in the field of genomics into their business, such as by offering new products or services that rely on genetic engineering, gene therapy, genome analysis, DNA sequencing, synthesis or instrumentation.  These companies may include those that research, develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics, molecular medicine and diagnostics, pharmaceuticals and agricultural applications of genomics, and related equipment, techniques and processes.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States.  Although the Fund may invest across economic sectors, the Fund concentrates its investments in health care related industries.  The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of genomic discovery, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of the genomic discovery theme in the markets in which they operate.  The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries.  The investment manager also uses ‘‘top-down’’ approaches (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) to select investments for the Fund.  The Fund may invest in certain companies that the investment manager believes are well-positioned to capitalize on and are expected to devote substantial efforts to business lines enabled by genomic discovery, even if such companies do not currently derive a substantial portion of their revenues from such business lines.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration   By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. In addition, the field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. The customers and/or suppliers of these companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on such companies. The activities of companies operating within health care related industries may also be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. These companies may also be affected by government policies, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the health care system through legislation.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus   To the extent that the Fund focuses on particular countries, regions, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, sectors or investments.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with:  (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management   The Fund will be subject to management risk because it will be an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading  The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).  Thus, an investor may pay more (or less) than NAV when the investor buys shares of the Fund in the secondary market, and may receive less (or more) than NAV when the investor sells those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading   To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration   Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants.  To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.  This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund   When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder   Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund is new, it has no performance history.  Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew J. Moberg, CPA   Vice President of Advisers and lead portfolio manager of the Fund since inception ([2019]).

Joyce Lin, CFA   Research Analyst of Advisers and portfolio manager of the Fund since inception ([2019]).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of [50,000] shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Templeton Distributors, Inc. The Fund will generally issue or redeem Creation Units in return for a basket of securities (and an amount of cash) that the Fund specifies each day.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Franklin Intelligent Machines ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	[___]%
Distribution and service (12b-1) fees	None
Other expenses[1]	[___]%
Total annual Fund operating expenses	[___]%
Fee waiver and/or expense reimbursement[2]	[(___)]%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	[___]%

1. Other expenses are based on estimated amounts for the current fiscal year.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed [___]% until [____], 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [___]	$ [___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines.  The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of intelligent machines are those that the investment manager believes are substantially focused on and are expected to substantially benefit from the ongoing technology-driven transformation of product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence, as well as the product itself.  These companies may include those that develop, produce, manufacture, design, maintain and deliver products or services with new capabilities previously unavailable in the marketplace.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States.  Although the Fund may invest across economic sectors, it expects to have significant positions in particular sectors including, for example, technology. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of intelligent machines, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of the intelligent machines theme in the markets in which they operate.  The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries.  The investment manager also uses ‘‘top-down’’ approaches (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) to select investments for the Fund.  The Fund may invest in certain companies that the investment manager believes are well-positioned to capitalize on and are expected to devote substantial efforts to business lines enabled by intelligent machines, even if such companies do not currently derive a substantial portion of their revenues from such business lines.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, sectors or investments.

Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with:  (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management   The Fund will be subject to management risk because it will be an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading  The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).  Thus, an investor may pay more (or less) than NAV when the investor buys shares of the Fund in the secondary market, and may receive less (or more) than NAV when the investor sells those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading   To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration   Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants.  To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.  This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund   When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder   Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund is new, it has no performance history.  Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew J. Moberg, CPA   Vice President of Advisers and lead portfolio manager of the Fund since inception ([2019]).

Joyce Lin, CFA   Research Analyst of Advisers and portfolio manager of the Fund since inception ([2019]).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of [50,000] shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Templeton Distributors, Inc. The Fund will generally issue or redeem Creation Units in return for a basket of securities (and an amount of cash) that the Fund specifies each day.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

Franklin Disruptive Commerce ETF

Investment Goal

The Fund’s investment goal is to seek capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s investment goal.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce.  The Fund invests predominantly in common stock.

An equity security, or stock, represents a proportionate share, or the right to acquire a proportionate share, of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and related depositary receipts are examples of equity securities. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

Companies relevant to the Fund’s investment theme of disruptive commerce are those that the investment manager believes are substantially focused on and are expected to substantially benefit from e-commerce, auctions, the sharing economy, e-Payments, drop ship warehousing, direct marketing and last mile transportation, all of which provide the customer with a more customized, secure and time efficient buying process.  This can extend from benefits to the consumer to benefits for businesses and business commerce.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets.  Although the Fund may invest across economic sectors, the Fund concentrates its investments in consumer discretionary related industries. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of disruptive commerce, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of the disruptive commerce theme in the markets in which they operate.  The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries.  The investment manager also uses ‘‘top-down’’ approaches (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) to select investments for the Fund.  The Fund may invest in certain companies that the investment manager believes are well-positioned to capitalize on and are expected to devote substantial efforts to business lines enabled by disruptive commerce, even if such companies do not currently derive a substantial portion of their revenues from such business lines.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the investment manager has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment goal.

Principal Risks

Thematic Investing

The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Consumer discretionary companies   Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates and disposable income. These companies typically face intense competition and are subject to fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations. The online nature of these companies and their involvement in processing, storing and transmitting large amounts of data make these companies particularly vulnerable to cyber security risk. This includes threats to operational software and hardware, as well as theft of personal and transaction records and other customer data. In the event of a cyberattack, these companies could suffer serious adverse reputational and operational consequences, including liability and litigation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security or other investment may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. The value may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their market values in U.S. dollars may be affected by changes in exchange rates between such foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund's foreign securities may be subject to greater risk because both the currency (relative to the U.S. dollar) and the security must be considered.

Political and economic developments.   The political, economic and social policies or structures of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to greater risks of internal and external conflicts, expropriation, nationalization of assets, foreign exchange controls (such as suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, diplomatic developments, currency devaluations, foreign ownership limitations, and substantial, punitive or confiscatory tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. These factors would affect the value of the Fund’s investments and are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Trading practices.   Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. The procedures and rules governing foreign trading, settlement and custody (holding of the Fund's assets) also may result in losses or delays in payment, delivery or recovery of money or other property. Foreign government supervision and regulation of foreign securities and currency markets and trading systems may be less than or different from government supervision in the United States, and may increase the Fund's regulatory and compliance burden and/or decrease the Fund's investor rights and protections.

Trade disputes.   The economies of foreign countries dependent on large export sectors may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services produced by such countries. A national economic slowdown in the export sector may also affect companies that are not heavily dependent on exports. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of Fund securities valued in US dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.

Availability of information.   Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. In addition, information provided by foreign issuers may be less timely or less reliable than information provided by U.S. issuers.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. Illiquidity tends to be greater, and valuation of the Fund's foreign securities may be more difficult, due to the infrequent trading and/or delayed reporting of quotes and sales.

China companies.   There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan tend to be lower than such standards in more developed economies.

Regional.   Adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to the economic risks affecting that specific geographic region. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

Developing market countries.   The Fund's investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	less social, political and economic stability;
•
a higher possibility of the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country if the United States, other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war;

•	smaller securities markets with low or non-existent trading volume and greater illiquidity and price volatility;
•	more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	less transparent and established taxation policies;
•	less developed regulatory or legal structures governing private and foreign investment or allowing for judicial redress for injury to private property, such as bankruptcy;
•	less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;
•	less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•	less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;
•	greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•	higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•	greater sensitivity to interest rate changes;
•	greater sensitivity to interest rate changes (for example, a higher interest rate environment can make it more difficult for emerging market governments to service their existing debt);
•	increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•	greater debt burdens relative to the size of the economy;
•	more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and
•	less assurance that when favorable economic developments occur, they will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of the above factors, the Fund's investments in developing market countries may be subject to greater price volatility and illiquidity than investments in developed markets.

Non-Diversification

A "non-diversified" fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may result in greater fluctuation in the value of the Fund's shares and a greater risk of loss.

Focus

To the extent that the Fund focuses on particular countries, regions, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, sectors or investments.

Management

The Fund is an actively managed ETF and could experience losses if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Small Fund

When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund were to be required to delist from the listing exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Large Shareholder

Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Franklin Genomic Discovery ETF

Investment Goal

The Fund’s investment goal is to seek capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s investment goal.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of genomic discovery.  The Fund invests predominantly in common stock.

An equity security, or stock, represents a proportionate share, or the right to acquire a proportionate share, of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and related depositary receipts are examples of equity securities. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

Companies relevant to the Fund’s investment theme of genomic discovery are those that the investment manager believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in the field of genomics into their business, such as by offering new products or services that rely on genetic engineering, gene therapy, genome analysis, DNA sequencing, synthesis or instrumentation.  These companies may include those that research, develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics, molecular medicine and diagnostics, pharmaceuticals and agricultural applications of genomics, and related equipment, techniques and processes.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States.  Although the Fund may invest across economic sectors, the Fund concentrates its investments in health care related industries.  The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of genomic discovery, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of the genomic discovery theme in the markets in which they operate.  The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries.  The investment manager also uses ‘‘top-down’’ approaches (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) to select investments for the Fund.  The Fund may invest in certain companies that the investment manager believes are well-positioned to capitalize on and are expected to devote substantial efforts to business lines enabled by genomic discovery, even if such companies do not currently derive a substantial portion of their revenues from such business lines.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the investment manager has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment goal.

Principal Risks

Thematic Investing

The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Health care companies   Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. In addition, the field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. The customers and/or suppliers of these companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on such companies. The activities of companies operating within health care related industries may also be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. These companies may also be affected by government policies, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the health care system through legislation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security or other investment may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. The value may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus

To the extent that the Fund focuses on particular countries, regions, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, sectors or investments.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their market values in U.S. dollars may be affected by changes in exchange rates between such foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund's foreign securities may be subject to greater risk because both the currency (relative to the U.S. dollar) and the security must be considered.

Political and economic developments.   The political, economic and social policies or structures of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to greater risks of internal and external conflicts, expropriation, nationalization of assets, foreign exchange controls (such as suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, diplomatic developments, currency devaluations, foreign ownership limitations, and substantial, punitive or confiscatory tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. These factors would affect the value of the Fund’s investments and are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Trading practices.   Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. The procedures and rules governing foreign trading, settlement and custody (holding of the Fund's assets) also may result in losses or delays in payment, delivery or recovery of money or other property. Foreign government supervision and regulation of foreign securities and currency markets and trading systems may be less than or different from government supervision in the United States, and may increase the Fund's regulatory and compliance burden and/or decrease the Fund's investor rights and protections.

Availability of information.   Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. In addition, information provided by foreign issuers may be less timely or less reliable than information provided by U.S. issuers.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. Illiquidity tends to be greater, and valuation of the Fund's foreign securities may be more difficult, due to the infrequent trading and/or delayed reporting of quotes and sales.

Regional.   Adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to the economic risks affecting that specific geographic region. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

Non-Diversification

A "non-diversified" fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may result in greater fluctuation in the value of the Fund's shares and a greater risk of loss.

Management

The Fund is an actively managed ETF and could experience losses if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Small Fund

When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund were to be required to delist from the listing exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Large Shareholder

Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Franklin Intelligent Machines ETF

Investment Goal

The Fund’s investment goal is to seek capital appreciation. The Fund’s investment goal is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s investment goal.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines.  The Fund invests predominantly in common stock.

An equity security, or stock, represents a proportionate share, or the right to acquire a proportionate share, of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and related depositary receipts are examples of equity securities. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

Companies relevant to the Fund’s investment theme of intelligent machines are those that the investment manager believes are substantially focused on and are expected to substantially benefit from the ongoing technology-driven transformation of product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence, as well as the product itself.  These companies may include those that develop, produce, manufacture, design, maintain and deliver products or services with new capabilities previously unavailable in the marketplace.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States.  Although the Fund may invest across economic sectors, it expects to have significant positions in particular sectors including, for example, technology. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of intelligent machines, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of the intelligent machines theme in the markets in which they operate.  The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries.  The investment manager also uses ‘‘top-down’’ approaches (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) to select investments for the Fund.  The Fund may invest in certain companies that the investment manager believes are well-positioned to capitalize on and are expected to devote substantial efforts to business lines enabled by intelligent machines, even if such companies do not currently derive a substantial portion of their revenues from such business lines.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the investment manager has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment goal.

Principal Risks

Thematic Investing

The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security or other investment may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. The value may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus

The Fund may from time to time invest a significant portion of its assets in the securities of companies involved in a particular industry or sector, e.g. the technology sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors.

Technology companies   Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their market values in U.S. dollars may be affected by changes in exchange rates between such foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund's foreign securities may be subject to greater risk because both the currency (relative to the U.S. dollar) and the security must be considered.

Political and economic developments.   The political, economic and social policies or structures of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to greater risks of internal and external conflicts, expropriation, nationalization of assets, foreign exchange controls (such as suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, diplomatic developments, currency devaluations, foreign ownership limitations, and substantial, punitive or confiscatory tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. These factors would affect the value of the Fund’s investments and are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Trading practices.   Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. The procedures and rules governing foreign trading, settlement and custody (holding of the Fund's assets) also may result in losses or delays in payment, delivery or recovery of money or other property. Foreign government supervision and regulation of foreign securities and currency markets and trading systems may be less than or different from government supervision in the United States, and may increase the Fund's regulatory and compliance burden and/or decrease the Fund's investor rights and protections.

Availability of information.   Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. In addition, information provided by foreign issuers may be less timely or less reliable than information provided by U.S. issuers.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. Illiquidity tends to be greater, and valuation of the Fund's foreign securities may be more difficult, due to the infrequent trading and/or delayed reporting of quotes and sales.

Regional.   Adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to the economic risks affecting that specific geographic region. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

Non-Diversification

A "non-diversified" fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may result in greater fluctuation in the value of the Fund's shares and a greater risk of loss.

Management

The Fund is an actively managed ETF and could experience losses if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Small Fund

When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund were to be required to delist from the listing exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Large Shareholder

Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

More Information on Investment Policies, Practices and Risks

The following information is provided with respect to each Fund (hereafter the “Fund”).

Market Trading

Absence of active market.   Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Fund’s shares or of an Authorized Participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of the Fund’s shares and their underlying value.

Secondary listings.   The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary market trading.   Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.

There can be no assurance that the Fund's shares will continue to trade on a stock exchange or in any market or that the Fund's shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Premium/Discount.   Shares of the Fund may trade at prices other than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the investment manager believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV.

Cost of buying or selling Fund shares.   Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Authorized Participant Concentration

Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

International Closed Market Trading

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Temporary Investments

When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund’s assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund), and other money market instruments. The investment manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

More detailed information about the Fund and its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of August 31, 2019, over $690 billion in assets, and have been in the investment management business since 1947.

The Funds are managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Matthew J. Moberg, CPA   Vice President of Advisers

Mr. Moberg has been the lead portfolio manager of each Fund since its inception. He has final authority over all aspects of each Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 1998.

Joyce Lin, CFA   Research Analyst of Advisers

Ms. Lin has been a portfolio manager of each Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton in 2014. Prior to joining Franklin Templeton in 2014, Ms. Lin was a research associate at Cooke & Bieler, a value based investment management firm.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Each Fund pays Advisers a fee for managing the Fund’s assets. The fee is each to the following annual rate of average daily net assets is as follows:

Franklin Disruptive Commerce ETF	[___]%

Franklin Genomic Discovery ETF	[___]%
Franklin Intelligent Machines ETF	[___]%

Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (including acquired fund fees and expenses (such as those associated with the Fund's investment in a Franklin Templeton money fund), but excluding certain non-routine expenses or costs) do not exceed the following levels until [____], 2021:

Franklin Disruptive Commerce ETF	[___]%
Franklin Genomic Discovery ETF	[___]%
Franklin Intelligent Machines ETF	[___]%

Non-routine expenses or costs include those relating to litigation, indemnification, reorganizations and liquidations.

A discussion regarding the basis for the Board of Trustees approving the investment management contract of the Fund will be available in the Fund's initial annual or semi-annual report to shareholders.

Manager of Managers Structure

The board of trustees has authorized the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and oversight of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review and oversight by the Fund’s board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter "the Fund").

Income and Capital Gain Distributions

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to pay income dividends annually from its net investment income. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Distributions in cash may be reinvested automatically in additional whole Fund shares only if the broker through whom you purchased the shares makes such option available.

Annual statements.   After the close of each calendar year, you will receive tax information from the broker with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales of Fund shares occurring during the prior calendar year. You may receive revised tax information if the Fund must reclassify its distributions or the broker must adjust the cost basis of any covered shares sold after you receive your tax information. Distributions declared in December to shareholders of record in such month and paid in January are taxable as if they were paid in December. Additional tax information about the Fund’s distributions is available at franklintempleton.com.

Avoid "buying a dividend."   At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Tax Considerations

If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains or some combination of both. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

Dividend income.   Income dividends are generally subject to tax at ordinary rates. Income dividends reported by the Fund as qualified dividend income may be subject to tax by individuals at reduced long-term capital gains tax rates provided certain holding period requirements are met. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Capital gains.   Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $39,375 in 2019 ($78,750 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $434,550 or $488,850, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $434,550 and married individuals filing jointly with taxable income in excess of $488,850. An additional 3.8% Medicare tax may also be imposed as discussed below.

Sales of exchange-listed shares.   Currently, any capital gain or loss realized on the sale of Fund shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

Cost basis reporting.   Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on creation and redemption of creation units.   An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Authorized Participants that create or redeem Creation Units will be sent a confirmation statement showing how many shares they purchased or sold and at what price.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If the Fund redeems Creation Units in part or entirely in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare tax.   An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from the sales of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding.   A shareholder may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

State, local and foreign taxes.   Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares, are generally subject to state and local taxes. If the Fund qualifies, it may elect to pass through to you as a foreign tax credit or deduction any foreign taxes that it pays on its investments.

Non-U.S. investors.   Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements.   Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the broker, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. In order to comply with these requirements, information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.

Other tax information.   This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

Financial Highlights

There is no financial information for the Funds because they are new funds.

Shareholder Information

Buying and Selling Shares

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Franklin Templeton ETF Trust (Trust) does not impose any minimum investment for shares of the Fund purchased on an exchange. Shares of the Fund trade under the following symbol:

Fund	Symbol
Franklin Disruptive Commerce ETF	[___]
Franklin Genomic Discovery ETF	[___]
Franklin Intelligent Machines ETF	[___]

Buying or selling Fund shares on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (frequent trading) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (market timing), because the Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board of Trustees has not adopted a policy of monitoring for frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.

The Fund’s primary listing exchange is [_______], which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 (1940 Act) restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.

Book Entry

Shares of the Fund are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (IOPV), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash contained in the portfolio at the beginning of the trading day. The IOPV does not necessarily reflect the best possible valuation of the current portfolio of securities held by the Fund, and may not be calculated in the same manner as the NAV. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Calculating NAV

The NAV of the Fund is determined by deducting the Fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of the Fund by the number of shares outstanding.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time which normally coincides with the close of trading on the New York Stock Exchange (NYSE). The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close or unscheduled early close, the Fund’s share price would still be determined as of 1 p.m. Pacific time/4 p.m. Eastern time. The Fund’s NAV per share is readily available online at franklintempleton.com.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the Board of Trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The Board of Trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Foreign Securities – Computation of U.S. Equivalent Value

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 1 p.m. Pacific time, if earlier. The value of a foreign security is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the foreign security is determined. If no sale is reported at 1 p.m. Pacific time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Security Valuation – Foreign Securities – Potential Impact of Time Zones and Market Holidays

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before 1 p.m. Pacific time. Occasionally, events occur between the time at which trading in a foreign security is completed and 1 p.m. Pacific time that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. In accordance with procedures established and approved by the Fund’s Board of Trustees, the investment manager monitors for significant events following the close of trading in foreign stock markets.

In the event the investment manager identifies a significant event, the investment manager will measure price movements using a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and ETFs) against established trigger thresholds for each specific market proxy to assist in determining if the significant event calls into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined on their primary trading market and 1 p.m. Pacific time. If such trigger thresholds are exceeded, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund’s NAV is not calculated (in which case, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or sell Fund shares). Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If significant events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities may be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established and approved by the Board of Trustees.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [50,000] shares or multiples thereof. All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (AP Agreement) with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisers. Only an Authorized Participant may create or redeem Creation Units directly with the Fund.

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities) in exchange for a specified number of Creation Units.

Similarly, shares of the Fund can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). Except when aggregated in Creation Units, shares are not redeemable by the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement. The portfolio of securities required for purchase of a Creation Unit is generally the same as the portfolio of securities the Fund will deliver upon redemption of Fund shares, except under certain circumstances. The designated portfolio of securities in connection with a purchase or redemption of a Creation Unit generally will correspond pro rata, except under certain circumstances, to the securities held by the Fund.

As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders.

Creations and redemptions must be made through a firm that is either a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with Distributors. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on [_____] at a price above (at a premium) or below (at a discount) the NAV of the Fund can be found at franklintempleton.com.

Delivery of Shareholder Documents - Householding

You will receive the Fund's financial reports every six months as well as an annual updated prospectus. Householding for the Fund is available through certain broker-dealers. Householding is a process in which related shareholders in a household will be sent only one copy of the financial reports and prospectus. You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you prefer not to have these documents householded, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on our website.

Distribution

Distributors or its agents distribute Creation Units for the Fund on an agency basis. Distributors does not maintain a secondary market in shares of the Fund. Distributors is an affiliate of Advisers.

Distribution and Service (12b-1) Fees

The Board of Trustees has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For More Information

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report, when available, or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report, when available, and the SAI online through franklintempleton.com.

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Individual investors should contact their financial advisor or broker dealer representative for more information about Franklin Templeton ETFs.

Financial Professionals should call (800) DIAL BEN®/342-5236.

One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.

Investment Company Act file #811-23124

© 2019 Franklin Templeton. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION
FRANKLIN TEMPLETON ETF TRUST [_____], 2019

SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

	Ticker:	Exchange:
Franklin Disruptive Commerce ETF	[___]	[_____]
Franklin Genomic Discovery ETF	[___]	[_____]
Franklin Intelligent Machines ETF	[___]	[_____]

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' (hereafter "the Fund”) prospectus. The Fund's prospectus, dated [_______], 2019, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.
For a free copy of the current prospectus or annual report, contact your investment representative or call (800) DIAL BEN/342-5236.

CONTENTS
General Description of the Trust and the Fund
Exchange Listing and Trading
Goals, Strategies and Risks
Officers and Trustees
Fair Valuation and Liquidity
Proxy Voting Policies and Procedures
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights, Principal Holders and Additional Information Concerning the Trust
Creation and Redemption of Creation Units
The Underwriter
Miscellaneous Information
Description of Ratings

ETFs, annuities, and other investment products:

•     are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•     are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

•     are subject to investment risks, including the possible loss of principal.

P.O. Box 997151
Sacramento, CA 95899-7151
Individual investors should contact their financial advisor or broker dealer representative for more information about Franklin Templeton ETFs.
Financial Professionals should call (800) DIAL BEN®/342-5236.
[_________]

General Description of the Trust and the Fund

The Fund is a non-diversified series of Franklin Templeton ETF Trust (Trust), an open-end management investment company. The Trust was organized as a Delaware statutory trust effective October 9, 2015 and is registered with the U.S. Securities and Exchange Commission (SEC).

The Fund's investment manager is Franklin Advisers, Inc. (Advisers). Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries.

The Fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Unit), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (Deposit Securities), together with the deposit of a specified cash payment (Cash Component). Shares of the Fund are listed for trading on [______] (Listing Exchange or [_______]), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Shares of the Fund are redeemable only in Creation Units and generally in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [50,000] or multiples thereof.

The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to at least 105% and up to 115%, which percentage the Trust may change from time to time, of the market value of the omitted Deposit Securities. See the “Creation and Redemption of Creation Units” section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, transaction fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Shareholder Information” section of the Fund’s prospectus. The discussion below supplements, and should be read in conjunction with, that section of the prospectus.

Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund, (ii) the “indicative optimized portfolio value” (IOPV) of the Fund is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means, an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

The IOPV is based on the current market value of the securities and/or cash contained in the portfolio at the beginning of the trading day. The IOPV does not necessarily reflect the best possible valuation of the current portfolio of securities held by the Fund and may not be calculated in the same manner as the NAV. Therefore, the Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day. The Fund’s IOPV is not calculated by the Fund.

The cash component included in an IOPV may consist of other assets held by the Fund, including cash, estimated accrued interest, dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

Goals, Strategies and Risks

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of instruments and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell an investment because circumstances change and the investment no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio investments will not be considered a violation of the restriction or limitation, with the exception of the Fund's limitations on borrowing as described herein or unless otherwise noted herein.

Incidental to the Fund’s other investment activities, including in connection with a bankruptcy, restructuring, workout, or other extraordinary events concerning a particular investment the Fund owns, the Fund may receive securities (including convertible securities, warrants and rights), real estate or other investments that the Fund normally would not, or could not, buy. If this happens, the Fund may, although it is not required to, sell such investments as soon as practicable while seeking to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the

Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed without the approval of shareholders.

For more information about the restrictions of the Investment Company Act of 1940 (1940 Act) on the Fund with respect to borrowing and senior securities, see “Glossary of Investments, Techniques, Strategies and Their Risks - Borrowing” below.

Fundamental Investment Policies

The Fund has adopted the following restrictions as fundamental investment policies:

The Fund may not:

1.  Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

2.  Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5.  Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6.  Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Franklin Intelligent Machines ETF may not invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued by the U.S. government or any of its agencies or instrumentalities).

8. Franklin Disruptive Commerce ETF may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in securities issued by companies operating within consumer discretionary related industries.1

9. Franklin Genomic Discovery ETF may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in securities issued by companies operating within health care related industries.2

1. Although not part of the Fund’s fundamental investment restriction, for illustration purposes, companies operating within consumer discretionary related industries currently include, but are not limited to, companies within industries in the consumer discretionary sector as well as consumer discretionary related companies operating in other sectors that are engaged in, significantly rely on, or facilitate electronic commerce and payments, direct marketing and related products or services, including in companies in the following industries: internet and direct marketing retail, information technology services, consumer finance, distributors, entertainment and diversified consumer services.

2. Although not part of the Fund’s fundamental investment restriction, for illustration purposes, companies operating within health care related industries currently include, but are not limited to, companies within industries in the health care sector as well as health care related companies operating in other sectors that are engaged in, significantly rely on, or facilitate advancements in health care, including in companies in the following industries: biotechnology, pharmaceuticals, life sciences tools and services, semiconductors and semiconductor equipment, health care providers and services, health care technology, and health care equipment and supplies.

Non-Fundamental Investment Policies

Franklin Disruptive Commerce ETF (Disruptive Commerce ETF)

The Fund's investment goal is to seek capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. The Fund's investment goal is non-fundamental, which means that it may be changed by the board of trustees without the approval of shareholders. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Franklin Genomic Discovery ETF (Genomic Discovery ETF)

The Fund's investment goal is to seek capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of genomic discovery. The Fund's investment goal is non-fundamental, which means that it may be changed by the board of trustees without the approval of shareholders. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Franklin Intelligent Machines ETF (Intelligent Machines ETF)

The Fund's investment goal is to seek capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. The Fund's investment goal is non-fundamental, which means that it may be changed by the board of trustees without the approval of shareholders. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Additional Strategies

In trying to achieve its investment goal, the Fund may invest in the types of instruments or engage in the types of transactions identified below and in the section “Glossary of Investments, Techniques, Strategies and Their Risks,” which also describes the risks associated with these investment policies. The Fund may or may not use all of these techniques at any one time.

All Funds

The Fund may invest, buy or engage in:

•	equity securities and investments (including convertible securities, preferred stock, warrants and rights)
•	foreign securities, including those in developing and emerging markets
•	preferred securities
•	securities of other investment companies, including Franklin Templeton money market funds and ETFs
Glossary of Investments, Techniques, Strategies and Their Risks

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

"small portion"	less than 10%

"portion"	10% to 25%
"significant"	25% to 50%
"substantial"	50% to 66%
"primary"	66% to 80%
"predominant"	80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The Fund may invest in securities that are rated by various rating agencies such as Moody's Investors Service (Moody's) and S&P® Global Ratings (S&P®), as well as securities that are unrated.

The NAV and trading price of your shares in the Fund will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the investments owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the NAV and trading price of the Fund's shares may also change with movements in the investment markets as a whole.

The following is a description of various types of securities, instruments and techniques that may be purchased and/or used by the Fund:

Bank obligations     Bank obligations include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time and savings deposits, bank notes and bankers' acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank "accepts" a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Fund's investment in time and savings deposits or CDs may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (FDIC).

Bank obligations are exempt from registration with the SEC if issued by U.S. banks or foreign branches of U.S. banks. As a result, the Fund will not receive the same investor protections when investing in bank obligations as opposed to registered securities. Bank notes and other unsecured bank obligations are not guaranteed by the FDIC, so the Fund will be exposed to the credit risk of the bank or institution. In the event of liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and CDs, resulting in a greater potential for losses to the Fund.

The Fund’s investments in bank obligations may be negatively impacted if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits). The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Borrowing     The 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted "senior securities," the Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Segregation of assets.     Consistent with SEC staff guidance, financial instruments that involve the Fund's obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased or sold on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, the Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Fund's board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (Asset Segregation Policies).

The Fund’s Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, the Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, the Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

Convertible securities     A convertible security is generally a debt obligation, preferred stock or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar non-convertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent non-convertible securities. There is no guarantee that the Fund will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company's common stock, but may be subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through, the issuing investment bank. However, the common stock received upon conversion is of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock.     A convertible preferred stock is usually treated like a preferred stock for the Fund's financial reporting, credit rating and investment policies and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Fund's exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks.     An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of a security when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Although the Fund intends to acquire convertible securities that the investment manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Depositary receipts     Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) (collectively, depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. If the issuer's home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer's country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund's investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivative instruments     Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a "reference instrument") and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used for “hedging,” which means that they may be used when the investment manager seeks to protect the Fund's investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund's portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the investment manager's ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the board of trustees or the Fund’s investment manager.

Because some derivative instruments used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires investment companies to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. The obligation to cover or segregate such assets is described more fully under "Borrowing" in this SAI.

Exclusion of investment manager from commodity pool operator definition.     With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the investment manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the investment manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the investment manager’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

Equity securities     Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

Equity access products.     An equity access product is an instrument used by investors to obtain exposure to equity investments, including common stocks, in a local market where direct ownership of equity securities is not permitted or is otherwise restricted. In countries where direct ownership by a foreign investor, such as the Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to a particular issuer in that market or to that market as a whole through an equity access product. An equity access product derives its value from a group of underlying equity securities and is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly. Conversely, investors will not normally lose more than they would have lost had they invested in the underlying securities directly. In addition to providing access to otherwise closed equity markets, equity access products can also provide a less expensive option to direct equity investments (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. Examples of equity access products include instruments such as participatory notes, low exercise price options, low exercise price warrants and similarly-structured instruments that may be developed from time to time.

An equity access product is an instrument used by investors to obtain exposure to equity investments, including common stocks, in a local market where direct ownership of equity securities is not permitted or is otherwise restricted. In countries where direct ownership by a foreign investor, such as the Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to a particular issuer in that market or to that market as a whole through an equity access product. An equity access product derives its value from a group of underlying equity securities and is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly. Conversely, investors will not normally lose more than they would have lost had they invested in the underlying securities directly. In addition to providing access to otherwise closed equity markets, equity access products can also provide a less expensive option to direct equity investments (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. Examples of equity access products include instruments such as low exercise price options, low exercise price warrants and similarly-structured instruments that may be developed from time to time.

The purchase of equity access products involves risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. The Fund is subject to the risk that the issuer of the equity access product (i.e., the issuing bank or broker-dealer), which is typically the only responsible party under the instrument, is unable or refuses to perform under the terms of the equity access product, also known as counterparty risk. While the holder of an equity access product is generally entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is normally not entitled to the same rights as an owner of the underlying securities, such as voting rights. Equity access products are typically also not traded on exchanges, are privately issued, and may be illiquid. To the extent an equity access product is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of equity access products will equal the value of the underlying equity securities they seek to replicate. Unlike a direct investment in equity securities, equity access products typically involve a term or expiration date, potentially increasing the Fund's turnover rate, transaction costs, and tax liability.

Equity access products are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. The local branch or broker-dealer will usually place the local market equity securities in a special purpose vehicle, which will issue instruments that reflect the performance of the underlying equity securities. The performance of the special purpose vehicle generally carries the unsecured guarantee of the sponsoring bank or broker-dealer. This guarantee does not extend to the performance or value of the underlying local market equity securities. For purposes of the Fund's fundamental investment policy of not investing more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), the Fund applies the restriction by reference to the industry of the issuer of the underlying equity securities and not the industry of the issuer of an equity access product.

Pursuant to the terms of the equity access product, the Fund may tender such product for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. They do not confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.

Small and mid cap companies.     The Fund defines market capitalization as a company's share price times the number of common stock shares outstanding. Small cap companies are often overlooked by investors or undervalued in relation to their earnings power. Because small cap companies generally are not as well known to the investing public, and may have less of an investor following and may grow more rapidly than larger companies, they may provide greater opportunities for long-term capital growth. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earnings growth and be financially sound. Mid cap companies may offer greater potential for capital appreciation than larger companies, because mid cap companies are often growing more rapidly than larger companies, but tend to be more stable and established than small cap or emerging companies.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Although IPO investments have had a positive impact on some funds’ performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

To the extent that the Fund may invest in smaller capitalization companies, it may have significant investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies.

Foreign securities     For purposes of the Fund's prospectus and SAI, "foreign securities" refers to non-U.S. securities. There are substantial risks associated with investing in the securities of governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. The value of foreign securities (like U.S. securities) is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income (including capital gains or other amounts), taxation on a retroactive basis, sudden or unanticipated changes in foreign tax laws, financial transaction taxes, denial or delay of the realization of tax treaty benefits, payment of foreign taxes not available for credit or deduction when passed through to shareholders, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments, including sanctions imposed by other countries or governmental entities, that could affect investments in securities of issuers in foreign nations. There is no assurance that the investment manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign issuers comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries' legal institutions, financial markets and services are less developed than those in the U.S. or other major economies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund's assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The 2016 referendum in which the United Kingdom voted to exit the European Union (EU) has caused, and may continue to cause, market volatility in various regional markets due to political, economic and legal uncertainty. In addition, if one or more countries were to exit the EU or abandon the use of the Euro as a currency, the value of investments associated with those countries or the Euro could decline significantly and unpredictably and it would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

The holding of foreign securities may be limited by the Fund to avoid investment in certain Passive Foreign Investment Companies (PFICs) and the imposition of a PFIC tax on the Fund resulting from such investments.

Investing through Stock Connect.     Foreign investors may now invest in eligible China A shares (shares of publicly traded companies based in Mainland China) (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai – Hong Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to herein as “Stock Connect”). Each of the SSE and SZSE are referred to as an “Exchange” and collectively as the “Exchanges” for purposes of this section. Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), the Exchanges, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and the Exchanges. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect Securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect Securities are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities. For example, an investor cannot purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the respective Exchange and the SEHK are open. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Stock Connect is in its early stages. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Developing markets or emerging markets.     Investments in issuers domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets; and (ix) the possibility that when favorable economic developments occur in some developing market countries, such developments may be slowed or reversed by unanticipated economic, political or social events in such countries.

Due to political, military or regional conflicts or due to terrorism or war, it is possible that the United States, other nations or other governmental entities (including supranational entities) could impose sanctions on a country involved in such conflicts that limit or restrict foreign investment, the movement of assets or other economic activity in that country. Such sanctions or other intergovernmental actions could result in the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. In addition, an imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Countermeasures could be taken by the country’s government, which could involve the seizure of the Fund’s assets. In addition, such actions could adversely affect a country’s economy, possibly forcing the economy into a recession.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (counterparty) through whom the relevant transaction is effected might result in a loss being suffered by the Fund. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Fund. Legal compensation schemes may be non-existent, limited or inadequate to meet the Fund's claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to non-residents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Investments in developing market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund's securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Frontier markets.     Frontier market countries include a sub-set of those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the MSCI World Index. These countries typically are located in the Asia-Pacific region, the Middle East, Central and South America, Eastern Europe and Africa. The risks of investing in emerging/developing markets are heightened in frontier markets, which have even less developed economies and financial systems.

Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries.

In addition, investing in frontier markets includes the risk of share blocking. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting.

Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer. Once blocked, the only manner in which to remove the block would be to withdraw a previously cast vote, or to abstain from voting all together. The process for having a blocking restriction lifted can be very difficult with the particular requirements varying widely by country. Additionally, in certain countries, the block cannot be removed.

Foreign currency exchange rates.     Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund's share price, income and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the investment manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund's investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund's exposure to foreign securities losses.

Illiquid securities     Generally, an “illiquid security” or “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments generally include investments for which no market exists or which are legally restricted as to their transfer (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws). Restricted securities are generally sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act). If registration of a security previously acquired in a private transaction is required, the Fund, as the holder of the security, may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it will be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. To the extent it is determined that there is a liquid institutional or other market for certain restricted securities, the Fund would consider them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, and for which a liquid institutional market has developed. Rule 144A securities may be subject, however, to a greater possibility of becoming illiquid than securities that have been registered with the SEC.

The following factors may be taken into account in determining whether a restricted security is properly considered a liquid security: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) any dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., any demand, put or tender features, the method of soliciting offers, the mechanics and other requirements for transfer, and the ability to assign or offset the rights and obligations of the security). The nature of the security and its trading includes the time needed to sell the security, the method of soliciting offers to purchase or sell the security, and the mechanics of transferring the security including the role of parties such as foreign or U.S. custodians, subcustodians, currency exchange brokers, and depositories.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets. Illiquid investments often sell at a price lower than similar investments that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize an investment's fair value.

The Fund may also be unable to achieve its desired level of exposure to a certain investment, issuer, or sector due to overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Trust’s Board of Trustees and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of a Fund to decline.

Interfund lending program     Pursuant to an exemptive order granted by the SEC (Lending Order), the Fund has the ability to lend money to, and borrow money from, other Franklin Templeton funds for temporary purposes (Interfund Lending Program) pursuant to a master interfund lending agreement (Interfund Loan). Lending and borrowing through the Interfund Lending Program provides the borrowing fund with a lower interest rate than it would have paid if it borrowed money from a bank, and provides the lending fund with an alternative short-term investment with a higher rate of return than other available short-term investments. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may only participate in the Interfund Lending Program to the extent permitted by its investment goal(s), policies and restrictions and only subject to meeting the conditions of the Lending Order.

The limitations of the Interfund Lending Program are described below and these and the other conditions of the Lending Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending and borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one business day’s notice, in which case the borrowing fund may have to utilize a line of credit, which would likely involve higher rates, seek an Interfund Loan from another fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending fund or force the lending fund to borrow or liquidate securities to meet its liquidity needs.

Under the Interfund Lending Program, the Fund may borrow on an unsecured basis through the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

If the Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default by the Fund occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call would be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

In addition, no fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, either through the sale of portfolio securities or the net sales of the fund’s shares, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

Investment company securities     The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to unaffiliated funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in unaffiliated underlying funds. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

Closed-end funds.     The shares of a closed-end fund typically are bought and sold on an exchange. The risks of investing in a closed-end investment company typically reflect the risk of the types of securities in which the closed-end fund invests. Closed-end funds often leverage returns by issuing debt securities, auction rate preferred securities or reverse-repurchase agreements. The Fund may invest in debt securities issued by closed-end funds, subject to any quality or other standards applicable to the Fund's investment in debt securities. If the Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments.

Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund's shares quoted on an exchange may not reflect the net asset value of the securities held by the closed-end fund. The premium or discount that the share prices represent versus net asset value may change over time based on a variety of factors, including supply of and demand for the closed-end fund's shares, that are outside the closed-end fund's control or unrelated to the value of the underlying portfolio securities. If the Fund invests in the closed-end fund to gain exposure to the closed-end fund's investments, the lack of correlation between the performance of the closed-end fund's investments and the closed-end fund's share price may compromise or eliminate any such exposure.

Exchange-traded funds.     The Fund may invest in exchange-traded funds (ETFs). Most ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers that are components of a particular index. Such ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. More recently, actively managed ETFs have been created that are managed similarly to other investment companies.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.

ETF shares, as opposed to creation units, are generally purchased and sold in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although the Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has similar risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

The Fund will not acquire shares of other affiliated or unaffiliated open-end funds or unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

Repurchase agreements     Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank, broker-dealer or other counterparty and then to sell the securities back to such counterparty on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund's portfolio that would otherwise remain un-invested. The counterparty must transfer to the Fund's custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The investment manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the investment manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Fund.

A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to the Fund's investment restriction on illiquid securities.

Securities lending     To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers (referred to as "borrowers"). In exchange, the Fund receives cash collateral from a borrower at least equal to the value of the security loaned by the Fund. Cash collateral typically consists of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, and irrevocable letters of credit. The Fund may invest this cash collateral while the loan is outstanding and generally retains part or all of the interest earned on the cash collateral. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income.

For each loan, the borrower usually must maintain with the Fund's custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, the Fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the Fund to greater market risk including losses on the collateral and, should the Fund need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board (i.e., banks or broker-dealers that the investment manager has determined are not apparently at risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan). In addition, pursuant to the 1940 Act and SEC interpretations thereof, the aggregate market value of securities that may be loaned by the Fund is limited to 33 1/3% of the Fund's total assets or such lower limit as set by the Fund or its board.

Subscription rights     The Fund may purchase the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer. Foreign corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price below the market price of the shares. The failure to exercise such rights would result in dilution of the Fund’s interest in the issuing company.

Temporary investments     When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund’s assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund), and other money market instruments. The investment manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The following is a description of the general risks associated with the Fund's investments:

Focus     The greater the Fund's exposure to (or focus on) any single type of investment – including investment in a given industry, sector, country, region, or type of security – the greater the impact of adverse events or conditions in such industry, sector, country, region or investment will have on the Fund's performance. To the extent the Fund has greater exposure to any single type of investment, the Fund's potential for loss (or gain) will be greater than if its portfolio were invested more broadly in many types of investments.

Similar risks associated with focusing on a particular type of investment may result if real properties and collateral securing the Fund's investments are located in the same geographical region or subject to the same risks or concerns.

Inside information     The investment manager (through its representatives or otherwise) may receive information that restricts the investment manager's ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund's flexibility with respect to buying or selling securities.

Management     The Fund is an actively managed ETF. The investment manager's judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund's portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund's NAV and trading price.

The investment manager selects investments for the Fund based on its own analysis and information as well as on external sources of information, such as information that the investment manager obtains from other sources including through conferences and discussions with third parties, and data that issuers of securities provide to the investment manager or file with government agencies. The investment manager may also use information concerning institutional positions and buying activity in a security. The investment manager is not in a position to confirm the completeness, genuineness or accuracy of any of such information that is provided or filed by an issuer, and in some cases, complete and accurate information is not readily available. It is also possible that information on which the investment manager relies could be wrong or misleading. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the investment manager about an investment.

Market     The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund's securities will participate in or otherwise benefit from the advance.

Non-Diversification     A non-diversified fund for purposes of the 1940 Act may, with respect to more than 25% of its assets, invest more than 5% of its assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer and/or own more than 10% of the outstanding voting securities of any one issuer. However, the Fund intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, the Fund will not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, will not invest more than 5% of its total assets in any one issuer or more than 10% of the issuer's outstanding voting securities. These limitations do not apply to U.S. government securities and securities issued by regulated investment companies. If applicable federal income tax requirements are revised, the Fund may change its diversification policies without obtaining shareholder approval.

Because a non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and/or invests overall in a smaller number of issuers than a diversified fund, the Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence or to the financial results of a single issuer than a more diversified fund might be. Similarly, the Fund's credit risk increases as more of the Fund's assets are invested in a smaller number of issuers.

Secondary listings risk     The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Portfolio turnover     Portfolio turnover is a measure of how frequently the Fund's portfolio securities are bought and sold. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund's returns.

The SEC requires annual portfolio turnover to be calculated generally as the lesser of the Fund's purchases or sales of portfolio securities during a given fiscal year, divided by the monthly average value of the Fund's portfolio securities owned during that year (excluding securities with a maturity or expiration date that, at the time of acquisition, was less than one year). For example, a fund reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for the Fund are disclosed in the sections entitled "Portfolio Turnover" and "Financial Highlights" of the Fund's prospectus.

Portfolio turnover is affected by factors within and outside the control of the Fund and its investment manager. The investment manager's investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the investment manager using a more active trading strategy than it might have otherwise pursued. The Fund's investment manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Factors wholly outside the control of the investment manager that may increase portfolio turnover include increased merger and acquisition activity, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities.

The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes "sales" of called bonds by the Fund and the subsequent purchase of replacement investments.

In addition, creations or redemptions by Authorized Participants (as defined below) may require the liquidation or acquisition of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Policies and Procedures Regarding the Release of Portfolio Holdings

On each business day of the Fund, before commencement of trading in shares on a national securities exchange, the Fund will disclose on its website the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of that business day. Consistent with current law, the Fund also releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Each business day, the Fund’s portfolio holdings information will be provided to Franklin Templeton Distributors, Inc. (Distributors) or other agents for dissemination through the facilities of the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including large institutional investors (known as “Authorized Participants”) that have been authorized by Distributors to purchase and redeem large blocks of shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund in the ordinary course of business, no earlier than one business day following the date of the information. The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers and service providers to the Fund, including Authorized Participants and pricing services.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Distributors, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Officers and Trustees  [To be updated in 485(b) filing]

The Trust has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, appoints the officers of the Trust who are responsible for administering the Trust's day-to-day operations. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years, number of portfolios overseen in the Franklin Templeton fund complex and other directorships held during at least the past five years are shown below.

Independent Board Members
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	43
Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
				present).
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	43	None
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Member and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	50	None
Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President and Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President - AML Compliance	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Patrick O'Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Note 1: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Resources, which is the parent company of the Fund's investment manager and distributor.

The Trust's independent board members constitute the sole independent board members of two investment companies in the Franklin Templeton complex for which each independent board member currently is paid a $110,000 annual retainer fee, together with a $7,000 per meeting fee ($3,500 per meeting held via telephone) for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held board meetings. The Trust's lead independent board member is paid an annual supplemental retainer of $15,000 for services to such investment companies, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds are paid a $3,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Rohit Bhagat, who serves as chairman of the Audit Committee of the Trust and such other funds, receives a fee of $10,000 per year, a portion of which is allocated to the Trust. Board members who serve on the Nominating Committee of the Trust and such other funds are paid a $3,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Anantha K. Pradeep, who serves as chairman of the Nominating Committee of the Trust and such other funds, receives a fee of $10,000 per year, a portion of which is allocated to the Trust.

Prior to July 1, 2018, each independent board member was paid a $20,000 annual retainer fee, together with a $5,000 per meeting fee for attendance at regularly scheduled board meetings. To the extent held, a $5,000 per meeting fee ($2,000 per meeting held via telephone) was also paid for attendance at specially held board meetings. Board members who serve on the Audit Committee of the Trust received a flat fee of $2,500 per Committee meeting attended in person and $1,000 per telephonic meeting. The chairman of the Audit Committee of the Trust received an additional fee of $10,000 per year. Members of the Committee were not separately compensated for any committee meeting held on the day of a regularly scheduled board meeting.

The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton.

Name	Total Fees Received from the Trust ($)[1]	Total Fees Received from Franklin Templeton ($)[2]	Number of Boards in Franklin Templeton on which Each Serves[3]
Rohit Bhagat	129,268	109,500	2
Anantha Pradeep	117,063	97,000	2
Susan R. Thompson[4]	5,986	15,000	N/A

1. For the fiscal year ended March 31, 2019.

2. For the calendar year ended December 31, 2018.

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

4. Resigned May 1, 2018.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and such expenses are paid pro rata by each fund in Franklin Templeton for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2018.

Independent Board Members
Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Rohit Bhagat	None	None

Anantha K. Pradeep	None	None

Interested Board Member
Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Jennifer M. Johnson	None	Over $100,000

Board committees     The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Fund’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund’s financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Fund: Rohit Bhagat (Chair) and Anantha Pradeep. The Nominating Committee is comprised of the following independent trustees of the Fund: Rohit Bhagat and Anantha Pradeep (Chair).

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at One Franklin Parkway, San Mateo, CA 94403-1906 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended March 31, 2019, the Audit Committee met twice; the Nominating Committee did not meet.

Board role in risk oversight     The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the investment manager’s initiative. In addition, the Audit Committee of the board meets regularly with the investment manager’s internal audit group to review reports on their examinations of functions and processes within Franklin Templeton that affect the Fund.

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the board to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the investment manager’s investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the investment in particular securities or instruments, such as derivatives and commodities.

With respect to valuation, the Fund’s administrator provides regular written reports to the board that enable the board to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Fund’s portfolio. The board also reviews dispositional analysis information on the sale of securities that require special valuation considerations such as illiquid or fair valued securities. In addition, the Fund’s Audit Committee reviews valuation procedures and results with the Fund’s auditors in connection with such Committee’s review of the results of the audit of the Fund’s year-end financial statements.

With respect to compliance risks, the board receives regular compliance reports prepared by the investment manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. In accordance with SEC rules, the independent board members meet regularly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The investment manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure     Two-thirds of board members consist of independent board members who are not deemed to be “interested persons” by reason of their relationship with the Fund’s management or otherwise as provided under the 1940 Act. While the Chairman of the Board is an interested person, the board is also served by a lead independent board member. The lead independent board member, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The lead independent board member also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to the Fund and its shareholders.

Trustee qualifications     Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Dr. Pradeep has served as chief executive officer of consulting and technology companies, Rohit Bhagat has extensive experience in the asset management and financial services industries, and Jennifer M. Johnson is a high ranking executive officer of Franklin Templeton.

Fair Valuation and Liquidity

The Fund’s board of trustees has delegated to the investment manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Fund and that the required level of liquidity is maintained. The Fund’s administrator has formed a Valuation Committee (VC) to oversee these obligations. The VC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings.

The Fund's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

Proxy Voting Policies and Procedures

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.

To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the investment manager has a supplemental subscription to Egan-Jones Proxy Services (Egan-Jones), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation should result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.

Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.

To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals.

The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with issuers. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

Investment manager’s proxy voting policies and principles     The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.

Board of directors.     The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of auditors of portfolio companies.     The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management and director compensation.     A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-takeover mechanisms and related issues.     The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (often referred to as “poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to capital structure.     The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and corporate restructuring.     Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and social issues.     The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.

The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.

The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance matters.     The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy access.     In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global corporate governance.     Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.

The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.

Procedures for meetings involving fixed income securities & privately held issuers.     From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Management and Other Services

Investment manager and services provided     The Fund's investment manager is Franklin Advisers, Inc. The investment manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The investment manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The investment manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The investment manager also selects the brokers who execute the Fund's portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager's investment activities. To protect the Fund, the investment manager, and its officers, directors and employees are covered by fidelity insurance.

The investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund, its investment manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Management fees     The Fund pays the investment manager a fee for managing the Fund’s assets. The fee is equal to the following annual rate of the average daily net assets of the Fund.

Franklin Disruptive Commerce ETF: [___]%

Franklin Genomic Discovery ETF: [___]%

Franklin Intelligent Machines ETF: [___]%

The fee is calculated daily and paid monthly according to the terms of the management agreement.

Portfolio managers     This section reflects information about the portfolio managers as of [________].

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x$1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x$1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x$1 million)[2]
Matthew J. Moberg	[___]	[___]	[___]	[___]	[___]	[___]
Joyce Lin	[___]	[___]	[___]	[___]	[___]	[___]

1. These figures represent registered investment companies other than the Fund included in this SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.     The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary:     Each portfolio manager is paid a base salary.

Annual Bonus:     Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•
Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.
Additional long-term equity-based compensation     Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits     Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.     The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Matthew J. Moberg	None
Joyce Lin	None

Administrator and services provided     Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees     Advisers pays FT Services a monthly fee equal to an annual rate of [___]% of the Fund’s average daily net assets.

Transfer agent     State Street Bank and Trust Company (State Street), 1 Heritage Drive, Mail Stop OHD0100, North Quincy, MA 02171, acts as the Fund’s transfer agent and dividend-paying agent.

Sub-administrator     State Street has an agreement with FT Services to provide certain sub-administrative services for the Fund. The administrative services State Street provides include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

Custodian     State Street also acts as custodian of the Fund’s securities and other assets (Custodian). The Custodian is located at One Lincoln Street, Boston, MA 02111. As foreign custody manager, the Custodian selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

Independent Registered Public Accounting Firm     [____], [address], is the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Fund's Annual Report to shareholders.

Payments to Financial Intermediaries     The investment manager, Franklin Templeton Distributors, Inc. (Distributors)and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the investment manager, Distributors and/or their affiliates believe may benefit the Fund. Pursuant to such arrangements, the investment manager, Distributors and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to the Fund. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The investment manager, Distributors and/or their affiliates may also pay intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to ETFs in general.

In addition, the investment manager, Distributors and/or their affiliates may make payments to intermediaries that make Fund shares available to their clients or for otherwise promoting the Fund. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of June 30, 2019, the intermediaries receiving such payments include Fidelity Brokerage Services LLC; National Financial Services LLC; Morgan Stanley Smith Barney LLC; and Pershing LLC. Any additions, modifications or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the investment manager, Distributors and/or their affiliates will be made from their own assets and not from the assets of the Fund. Although a portion of the investment manager’s revenue comes directly or indirectly in part from fees paid by the Fund, payments to financial intermediaries are not financed by the Fund and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s prospectus.

The investment manager periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the investment manager, Distributors and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Fund.

Portfolio Transactions

The investment manager selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the trading department of the investment manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the investment manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the investment manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The investment manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the investment manager believes that trading on a principal basis will provide best execution. Orders for fixed-income securities are ordinarily placed with market makers on a net basis, without any brokerage commissions. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The investment manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the investment manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the investment manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the investment manager may use soft dollars to acquire both proprietary and third-party research.

The research services that brokers may provide to the investment manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the investment manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the investment manager in carrying out its overall responsibilities to its clients.

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the investment manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

Because Distributors is a member of the Financial Industry Regulatory Authority (FINRA), it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the investment manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Because the Fund may, from time to time, invest in broker-dealers, it is possible that the Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

Distributions and Taxes

The discussion below pertains to each Fund, unless otherwise noted.

The following discussion is a summary of certain additional tax considerations generally affecting the Fund and its shareholders, some of which may not be described in the Fund’s prospectus. No attempt is made to present a complete detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the prospectus are not intended as a substitute for careful tax planning.

The following discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI, including any amendments to the Code resulting from 2017 legislation commonly known as the Tax Cuts and Jobs Act. Future legislative, regulatory or administrative changes, including any provisions of law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. Where indicated below, IRS refers to the United States Internal Revenue Service.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Distributions     The Funds intend to declare and pay income dividends annually from its net investment income. Capital gains, if any, may be paid by each Fund at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary or appropriate in the board’s discretion. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Distributions in cash may be reinvested automatically in additional whole Fund shares only if the broker through whom you purchased the shares makes such option available. Distributions declared in December to shareholders of record in such month and paid in January are taxable as if they were paid in December.

Distributions of net investment income.     The Funds receive income generally in the form of dividends and interest on their investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you at ordinary income tax rates. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains.     The Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund (in excess of any available capital loss carryovers) generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are generally taxable at the reduced long-term capital gains tax rates. For single individuals with taxable income not in excess of $39,375 in 2019 ($78,750 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $434,550 or $488,850, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $434,550 and married individuals filing jointly with taxable income in excess of $488,850. The taxable income thresholds are adjusted annually for inflation. An additional 3.8% Medicare tax may also be imposed as discussed below.

Returns of capital.     If the Fund's distributions exceed its earnings and profits (i.e., generally, it's taxable income and realized capital gains) for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution will generally not be taxable, but will reduce the cost basis in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell your shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain. In the case of a non-calendar year fund, earnings and profits are first allocated to distributions made on or before December 31 of its taxable year and then to distributions made thereafter. The effect of this provision is to “push” returns of capital into the next calendar year.

Undistributed capital gains.     The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Dividend reinvestment.     Brokers, at their own discretion, may offer a dividend reinvestment service under which Fund shares are purchased in the secondary market at current market prices. Investors should consult their broker for further information regarding any dividend reinvestment service offered by such broker. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

Investments in foreign securities     The following paragraphs describe tax considerations that are applicable to the Fund's investments in foreign securities.

Foreign income tax.     Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund’s investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.

Pass-through of foreign taxes.     If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of the foreign taxes paid by the Fund. Both the Fund and you must meet certain holding period requirements in order for you to claim a credit for foreign taxes on foreign source dividends. The taxes will not be creditable unless the stock was held by the Fund for at least 16 days during the 31-day period beginning 15 days before the stock becomes ex-dividend (46-day holding period in respect of dividends on preferred stocks attributable to a period exceeding 366 days). Similarly, you must hold your Fund shares for at least 16 days during the 31-day period beginning 15 days before the Fund distribution goes ex-dividend. If the Fund elects to pass through foreign taxes, the Fund may report more taxable income than it actually distributes because the Fund is required to include the foreign taxes passed through to you as additional dividend income. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The use of qualified dividends may reduce the otherwise available foreign tax credits on your federal income tax return. The information necessary to claim the foreign taxes paid by the Fund as a deduction or credit on your personal income tax return will be provided by the broker if the Fund makes this election.

Effect of foreign debt investments on distributions.     Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

PFIC securities.     The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund's designation of a foreign security as a PFIC security will cause the income dividends of any designated securities to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

Information on the amount and tax character of distributions     The broker will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. The amount of income dividends reported by the Fund, consisting of qualified dividend income (which is relevant to U.S. investors) and interest-related and short-term capital gain dividends (which are relevant to non-U.S. investors) may exceed the total amount of income dividends paid. Such characterization will not result in more income being reported by the Fund, but rather will allow the broker to report dividends in a manner that is more tax efficient to both U.S. and non-U.S. investors. If you have not owned your Fund shares for a full year, the Fund may distribute:
•	as an ordinary income, qualified dividend, or capital gain dividend (a distribution of net long-term capital gains) if you are a U.S. investor, or
•	as an interest-related, short-term capital gain, or capital gain dividend if you are a non-U.S. investor a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

The Fund makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. However, the Fund may at times find it necessary to reclassify income after you receive your tax reporting statement and you may receive a corrected tax reporting statement to reflect reclassified information. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments during the prior calendar year. If you receive a corrected tax reporting statement, use the information on this statement, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend"     At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Election to be taxed as a regulated investment company     The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the requirements described below.

Distribution requirement.     The Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

Income requirement.     The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income

(including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

Asset diversification test.     The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the income requirement or the identification of the issuer for purposes of the asset diversification test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the income requirement, distribution requirement, or asset diversification test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company, subject to savings provisions for certain qualification failures, which, in general, are limited to those due to reasonable cause and not willful neglect, would thus have a negative impact on the Fund’s income and performance. In that case, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers     The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely, subject to certain limitations, to reduce any future capital gains realized by the Fund in succeeding taxable years.

Excise tax distribution requirements

Required distributions.     To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:
•	98% of its taxable ordinary income earned during the calendar year;
•	98.2% of its capital gain net income earned during the 12-month period ending October 31; and
•	100% of any undistributed amounts of these categories of income or gain from the prior year.
The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Tax reporting for income and excise tax years.     Because the periods for measuring a regulated investment company’s income are different for income (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if the Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, the Fund may calculate its earnings and profits without regard to such net capital loss in order to make its required distribution of capital gain net income for excise tax purposes. The Fund also may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions.

A "qualified late year loss” includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. The Fund may only elect to treat any post-October capital loss, specified gains and specified losses incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Because these rules are not entirely clear, the Fund may be required to interpret the "qualified late-year loss" and other rules relating to these different year-ends to determine its taxable income and capital gains. The Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the IRS, possibly resulting in adjustments in the income reported by the Fund on its tax returns and/or on your year-end tax statements.

Medicare tax     An additional 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from the sales of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Any liability for this additional Medicare tax is reported by you on, and paid with, your federal income tax return.

Sales of exchange-listed Fund shares     Sales of Fund shares are generally taxable transactions for federal and state income tax purposes. If you sell your Fund shares, you are required to report any gain or loss on your sale. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Under current law, shares held one year or less are short-term and shares held more than one year are long-term. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Sales at a loss within six months of purchase.     Any loss incurred on the sale of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales.     All or a portion of any loss that you realize on the sale of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Reportable transactions.     Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Cost basis reporting     The cost basis of Fund shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of the Fund shares generally determines the amount of the capital gain or loss realized on the sale of Fund shares. Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account. Capital gains and losses on sales of Fund shares are generally taxable transactions for federal and state income tax purposes.

Creations and redemptions of creation units.     An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gain or loss. Any loss upon a redemption of Creation Units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to sections 351 and 362 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax certification and backup withholding     Tax laws require that you certify your tax information with the broker when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, you may be subject to federal backup withholding at 24%, and state backup withholding may also apply, on a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).
The broker must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

U.S. government securities     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to investment company dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified dividends and the corporate dividends-received deduction     For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain tax rates. For single individuals with taxable income not in excess of $39,375 in 2019 ($78,750 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $434,550 or $488,850, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $434,550 and married individuals filing jointly with taxable income in excess of $488,850. An additional 3.8% Medicare tax may also be imposed as discussed above.

“Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend (or in the case of certain preferred stocks, for at least 91 days during the 181-day period beginning 90 days before the stock becomes ex-dividend). Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Each year the Fund will report the portion of the income dividends paid by the Fund that are eligible for treatment as qualified dividend income, if any, and for the corporate dividends-received deduction, if any. The amounts reported by the Fund may vary significantly each year depending on the particular mix of the Fund’s investments. If the percentage of qualified dividend income or dividend income eligible for the corporate dividends-received deduction is quite small, the Fund reserves the right to not report the small percentage of qualified dividend income for individuals or income eligible for the corporate dividends-received deduction for corporations.

Investment in complex securities     The Fund’s investment in certain complex securities could subject it to one or more special tax rules (including, but not limited to, the wash sale rules), which may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments to the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or tax character of the Fund’s distributions to shareholders. Moreover, because the tax rules applicable to complex securities, including derivative financial instruments, are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund; therefore, this section should be read in conjunction with the discussion above under “Goals, Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.     Gain or loss recognized by the Fund on the sale or other disposition of its portfolio investments will generally be capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Portfolio investments held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Securities lending transactions.     The Fund may obtain additional income by lending its securities, typically to brokers. All amounts that are paid to the Fund in a securities lending transaction, including substitute dividend or interest payments, are treated as a “fee” for the temporary use of property. As a result, any substitute dividend payments received by the Fund are neither qualified dividend income eligible for taxation at reduced long-term capital gain rates in the case of individual shareholders nor eligible for the corporate dividends received deduction in the case of corporate shareholders. Similarly, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign taxes to shareholders.

Tax straddles.     If the Fund invests in certain derivative instruments, if it actively trades stock or otherwise acquires a position with respect to substantially similar or related property in connection with certain hedging transactions, or if it engages in spread, straddle or collar transactions, it could be deemed to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds offsetting securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

Synthetic convertible securities.     The Fund is permitted to invest in synthetic convertible securities, which are comprised of two distinct security components, for example, a nonconvertible fixed income security and warrants or stock or stock index call options. When combined, these investments achieve the same economic effect as an investment in a traditional convertible security: a desired income stream and the right to acquire shares of the underlying equity security. Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of these securities could differ from those of an investment in a traditional convertible security.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is not anticipated that these rules will apply to a fund that does not invest in any U.S. REITs.

State income taxes     Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by enactment of 2017 legislation commonly known as the Tax Cuts and Jobs Act, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The tax information furnished to shareholders and the IRS annually with respect to the amount and character of dividends paid will be prepared on the basis of current federal income tax law to comply with the information reporting requirements of the Code, and not necessarily on the basis of the law of any state in which a shareholder is resident or otherwise subject to tax. Contact your broker with respect to any state information reporting requirements applicable to your investment in the Fund.

Accordingly, the amount and character of income, gain or loss realized by a shareholder with respect to an investment in Fund shares for state income tax purposes may differ from that for federal income tax purposes. Franklin Templeton provides additional tax information on franklintempleton.com to assist shareholders with the preparation of their federal and state income tax returns.

Shareholders are solely responsible for determining the amount and character of income, gain or loss to report on their federal, state and local income tax returns each year as a result of their purchase, holding and sale of Fund shares.

Non-U.S. investors     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general.     The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gains realized on the sales of Fund shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains, and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.

However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund shares will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Effectively connected income.     Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax.     An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on the value of the Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent’s estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released and is required before such property of a nonresident alien decedent can be released to his or her estate. A transfer certificate is not required for property administered by an executor or administrator appointed, qualified and acting within the United States. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), an affidavit from the executor of the estate or other authorized individual along with additional evidence requested by the IRS relating to the decedent’s estate evidencing the U.S. situs assets may be provided in lieu of a federal transfer certificate. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.

Tax certification and backup withholding as applied to non-U.S. investors.     Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 24% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-8BEN to avoid the prospective application of backup withholding.

Investment in U.S. real property.     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (USRPI) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a regulated investment company is classified as a qualified investment entity. A regulated investment company will be classified as a qualified investment entity if, in general, 50% or more of the regulated investment company’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (USRPHC). If a regulated investment company is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or a lower treaty rate.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, it expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions should be subject to FIRPTA reporting and tax withholding.

Foreign Account Tax Compliance Act     Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.

Organization, Voting Rights, Principal Holders and Additional Information Concerning the Trust

The Fund is a non-diversified series of the Trust, an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 9, 2015 and is registered with the SEC.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval.

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

Following the creation of the initial Creation Unit(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Depository Trust Company (DTC) acts as securities depository for shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC was created in 1973 to enable electronic movement of securities between its participants (DTC Participants), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within the Depository Trust & Clearing Corporation (DTCC) and became wholly owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but the New York Stock Exchange and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC Board of Directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General.     The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through Distributors or its agent, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by Distributors or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund:

Fund	Shares Per Creation Unit
Franklin Disruptive Commerce ETF	[50,000]
Franklin Genomic Discovery ETF	[50,000]
Franklin Intelligent Machines ETF	[50,000]

In its discretion, the investment manager reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board.

A “Business Day” with respect to the Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

Fund Deposit.     The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted)) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. Please see the Cash purchase method section below and the following discussion summarizing the in-kind method for further information on purchasing Creation Units of the Fund.

Advisers makes available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component (if any) to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities and the amount of the Cash Component changes pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by Advisers with a view to the investment goal of the Fund. The composition of the Deposit Securities and the amount of the Cash Component may also change in response to adjustments to the weighting or composition of the component securities constituting the Fund’s portfolio.

The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the facilities of DTC (DTC Facilities) or the clearing process through the Continuous Net Settlement System of the NSCC (NSCC Clearing Process), a clearing agency that is registered with the SEC (as discussed below), or that the Authorized Participant is not able to trade due to a trading restriction. The Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of the Deposit Security by the Authorized Participant would be restricted under applicable securities or other local laws; (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws; or (iii) in certain other situations.

Cash purchase method.     Although the Trust does not ordinarily permit partial or full cash purchases of Creation Units of the Fund, when partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

Creation Units.     To be eligible to place orders with Distributors and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the NSCC Clearing Process, or (ii) a DTC Participant, and, in either case, must have executed an agreement with Distributors with respect to creations and redemptions of Creation Units (Authorized Participant Agreement). A Participating Party or DTC Participant who has executed an Authorized Participant Agreement is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Role of the Authorized Participant.     Creation Units may be purchased only by or through an Authorized Participant that has entered into an Authorized Participant Agreement with Distributors. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be an Authorized Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of Authorized Participants.

Placement of creation orders.     An Authorized Participant must submit an irrevocable order to purchase shares of the Fund, in proper form, generally before 4 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Orders for Creation

Units must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to Distributors or its agent pursuant to procedures set forth in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time), as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach Distributors or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund’s deadline specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” Distributors or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of Distributors’ or its agent’s proprietary website maintained for this purpose.

Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to Distributors or its agent by the Cutoff Time on such Business Day.

Upon receiving an order for a Creation Unit, Distributors or its agent will notify Advisers and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian.

The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for all transaction-related fees, expenses and other costs (as described below), as well as any applicable cash amounts, in connection with any purchase order.

Once a purchase order has been accepted, it will be processed based on the NAV next determined after such acceptance in accordance with the Fund’s Cutoff Times as provided in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time) and disclosed in this SAI.

Acceptance of orders for Creation Units.     Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, an order will be accepted, subject to the Fund’s right (and the right of Distributors and Advisers) to reject any order until acceptance, as set forth below.

Once an order has been accepted, upon the next determination of the net asset value of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such net asset value. Distributors or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Fund reserves the absolute right to reject or revoke a creation order transmitted to it by Distributors or its agent if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or Advisers, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund make it impossible to process purchase orders for all practical purposes. Distributors or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, the Fund’s custodian, the sub-custodian and Distributors or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit.     Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, Distributors or its agent and Advisers shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Typically, Creation Units are issued on a “T+2 basis” (i.e., two Business Days after trade date). As discussed in the Regular Holidays section of this SAI, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances.

To the extent contemplated by an Authorized Participant Agreement with Distributors, the Fund will issue Creation Units to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The Trust may use such cash deposit at any time to buy Deposit Securities for the Fund. The only collateral that is acceptable to the Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 1 p.m., Eastern time on the prescribed settlement date or such other time as designated by the Fund’s custodian. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from Distributors or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

Costs associated with creation transactions.     A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard creation transaction fees and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations[1]
Franklin Disruptive Commerce ETF	$ [___]	[___]%
Franklin Genomic Discovery ETF	$ [___]	[___]%
Franklin Intelligent Machines ETF	$ [___]	[___]%

1. As a percentage of the net asset value per Creation Unit.

Redemption of Creation Units.     Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by Distributors or its agent and only on a Business

Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market. The Fund generally redeems Creation Units for Fund Securities (as defined below) and the Cash Amount (as defined below). Please see the Cash redemption method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.

Advisers makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (Fund Securities), and an amount of cash as described below (Cash Amount) (if any). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units under certain circumstances.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Fund may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security that may not be eligible for transfer through DTC Facilities or the NSCC Clearing Process or that the Authorized Participant is not able to trade due to a trading restriction. The Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of a Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; (ii) the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant becoming restricted under applicable securities or other local laws; or (iii) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities and the Cash Amount, but the Fund reserves the right to utilize a cash option for redemption of Creation Units.

Cash redemption method.     Although the Trust does not ordinarily permit partial or full cash redemptions of Creation Units of the Fund, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of a partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs associated with redemption transactions.     A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge

		for Redemptions[1]
Franklin Disruptive Commerce ETF	$ [___]	2%
Franklin Genomic Discovery ETF	$ [___]	2%
Franklin Intelligent Machines ETF	$ [___]	2%

1. As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Placement of redemption orders.     Redemption requests for Creation Units of the Fund must be submitted to Distributors or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund, in proper form, generally before 4 p.m., Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

The Authorized Participant must transmit the request for redemption in the form required by the Fund to Distributors or its agent in accordance with procedures set forth in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time). Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund’s transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Fund is received by Distributors or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the transfer agent does not receive the investor’s shares through DTC Facilities by 10 a.m., Eastern time on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for such transfers of shares through the DTC Facilities may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC Facilities by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, Distributors or its agent shall notify the Fund and the Fund’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (i.e., “T+2”). The Fund reserves the right to settle redemption transactions later than T+2 but by T+7 if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+2 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S.

equity market. The Regular Holidays section hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Trust will make delivery of redemption proceeds within the number of days stated in the Regular Holidays section to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Trust does not ordinarily permit partial or full cash redemptions of Creation Units of the Fund, when partial or full cash redemptions of Creation Units are available or specified for the Fund, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in the Regular Holidays section in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant Agreement with Distributors, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to 10 a.m., Eastern time on the prescribed settlement date, Distributors or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10 a.m., Eastern time on the prescribed settlement date and shall be held by the Fund’s custodian and marked-to-market daily. The fees of the Fund’s custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement will permit the Fund to purchase missing Fund shares or acquire the Deposit Securities and the Cash Amount underlying such shares, and will subject the Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares, the Deposit Securities or Cash Amount and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Regular Holidays.     For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies and delivery cycles for transferring securities to redeeming investors may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

[To be updated in 485(b) filing] In calendar year 2019 (the only year for which holidays are known at the time of this SAI filing), the dates of regular holidays affecting the relevant securities markets in which the Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

Albania
January 1	April 29	November 28
January 2	May 1	November 29
March 14	June 5	December 9
March 22	August 12	December 25
April 22	September 5
Argentina
January 1	April 19	October 14
March 4	May 1	November 6
March 5	June 20	November 18
April 18	August 19	December 25
Australia
January 1	April 25	December 26
January 28	June 10	December 31*
April 19	December 24*
April 22	December 25
* Early closing.
Austria
January 1	May 1	December 25
April 19	June10	December 26
April 22	December 24	December 31
Bahrain
January 1	June 6	September 8
May 1	August 11	September 9
June 4	August 12	December 16
June 5	August 13	December 17
The Bahraini market is closed every Friday.

Bangladesh
February 21	June 4	August 15
March 17	June 5	September 10
March 26	June 6	October 8
April 14	July 1	November 10
April 21	August 11	December 16
May 1	August 12	December 25
June 2	August 13	December 31
The Bangladeshi market is closed every Friday.
Belgium
January 1	May 1	December 26
April 19	December 24*	December 31*
April 22	December 25
* Early closing.
Benin
January 1	June 4	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Bermuda
January 1	August 1	November 11
April 19	August 2	December 25
May 31	September 2	December 26
June 17	November 4
Bosnia and Herzegovina
January 1	May 1	June 4
January 2	May 2	August 12
March 1	May 3	November 25
April 22	June 3	December 25
Botswana
January 1	May 30	September 30
January 2	July 1	October 1
April 19	July 2	December 25
April 22	July 15	December 26
May 1	July 16
Brazil
January 1	March 6#	July 9

January 25	April 19	November 15
March 4	May 1	November 20
March 5	June 20	December 25
# Late opening.
Bulgaria
January 1	April 29	September 23
March 4	May 1	December 24
April 19	May 6	December 25
April 22	May 24	December 26
April 26	September 6
Burkina Faso
January 1	June 4	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Canada
January 1	July 1	November 11
February 18	August 5	December 25
April 19	September 2	December 26
May 20	October 14
Chile
January 1	August 15	November 1
April 19	September 18	December 25
May 1	September 19	December 31
May 21	September 20
July 16	October 31
China
January 1	February 8	October 1
February 4	April 5	October 2
February 5	May 1	October 3
February 6	June 7	October 4
February 7	September 13	October 7
China Connect - Stock Connect
January 1	April 22	October 2
February 4	May 1	October 3
February 5	May 10	October 4
February 6	May 13	October 7

February 7	June 7	December 24
February 8	June 28	December 25
April 5	July 1	December 26
April 18	September 13
April 19	October 1
Colombia
January 1	May 1	August 19
January 7	June 3	October 14
March 25	June 24	November 4
April 18	July 1	November 11
April 19	August 7	December 25
Costa Rica
January 1	April 19	August 2
April 11	May 1	August 15
April 18	July 25	December 25
Croatia
January 1	June 25	December 24
April 19	August 5	December 25
April 22	August 15	December 26
May 1	October 8	December 31
June 20	November 1
Cyprus
January 1	April 26	October 1
March 11	April 29	October 28
March 25	April 30	December 24
April 1	May 1	December 25
April 19	June 17	December 26
April 22	August 15
Czech Republic
January 1	May 8	December 25
April 19	July 5	December 26
April 22	October 28
May 1	December 24
Denmark
January 1	May 30	December 25
April 18	May 31	December 26
April 19	June 5	December 31

April 22	June 10
May 17	December 24
Egypt
January 1	May 1	August 11
January 7	June 4	August 12
April 25	June 5	October 6
April 28	July 1
April 29	July 23
The Egyptian market is closed every Friday.
Estonia
January 1	May 30	December 25
April 19	June 24	December 26
April 22	August 20	December 31
May 1	December 24
Finland
January 1	May 30	December 25
April 19	June 21	December 26
April 22	December 6	December 31
May 1	December 24
France
January 1	May 1	December 26
April 19	December 24*	December 31*
April 22	December 25
* Early closing.
Georgia
January 1	April 9	August 28
January 2	April 26	October 14
January 7	April 29
March 8	May 9
Germany
January 1	June 10	December 26
April 19	October 3	December 31
April 22	December 24
May 1	December 25
Ghana
January 1	May 1	December 6
January 7	May 27	December 25

March 6	June 5	December 26
April 19	July 1
April 22	August 12
Greece
January 1	April 26	October 28
March 11	April 29	December 24
March 25	May 1	December 25
April 19	June 17	December 26
April 22	August 15
Guinea-Bissau
January 1	June 4	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Hong Kong
January 1	April 19	October 1
February 4*	April 22	October 7
February 5	May 1	December 24*
February 6	May 13	December 25
February 7	June 7	December 26
April 5	July 1	December 31*
* Early closing.
Hungary
January 1	August 19	December 26
March 15	August 20	December 27
April 19	October 23
April 22	November 1
May 1	December 24
June 10	December 25
Iceland
January 1	May 1	December 24
April 18	May 30	December 25
April 19	June 10	December 26
April 22	June 17	December 31
April 25	August 5
India
February 19	June 5	October 8

March 4	August 12	October 28
March 21	August 15	November 12
April 17	September 2	December 25
April 19	September 10
May 1	October 2
Indonesia
January 1	May 1	June 6
February 5	May 30	June 7
March 7	June 3	December 24
April 3	June 4	December 25
April 19	June 5	December 31
Ireland
January 1	May 6	December 25
April 19	June 3	December 26
April 22	August 5
May 1	October 28
Israel
March 21	June 9	October 14
April 21*	August 11	October 15*
April 22*	September 29	October 16*
April 23*	September 30	October 17*
April 24*	October 1	October 20
April 25	October 8	October 21
May 8	October 9
May 9	October 13
The Israeli market is closed every Friday.
* Early closing.
Italy
January 1	May 1	December 25
April 19	August 15	December 26
April 22	December 24	December 31
Ivory Coast
January 1	June 5	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Japan

January 1	April 30	September 16
January 2	May 1	September 23
January 3	May 2	October 14
January 14	May 3	October 22
February 11	May 6	November 4
March 21	July 15	December 31
April 29	August 12
The government of Japan has promulgated and enforced a decree that designates the day of the new Emperor's Accession to the Throne and the day of the Enthronement Ceremony as national holidays (Act No. 99 of 2018). Accordingly, April 30, May 1, May 2, and October 22, 2019 have been deemed non-business days by the Japan Exchange Group, Inc.

Jordan
January 1	June 6	August 14
May 1	August 11	December 25
June 4	August 12
June 5	August 13
The Jordanian market is closed every Friday.
Kazakhstan
January 1	March 25	August 30
January 2	May 1	December 2
January 7	May 7	December 6
March 8	May 9	December 16
March 21	May 10	December 17
March 22	July 8
Kenya
January 1	June 5	December 12
April 19	August 21	December 25
April 22	October 10	December 26
May 1	October 21
Kuwait
January 1	June 5	August 13
February 25	June 6	September 1
February 26	August 11	October 10
April 4	August 12
The Kuwaiti market is closed every Friday.
Latvia
January 1	May 6	December 24
April 19	May 30	December 25
April 22	June 24	December 26

May 1	November 18	December 31
Lithuania
January 1	May 1	December 24
March 11	May 30	December 25
April 19	June 24	December 26
April 22	November 1	December 31
Luxembourg
January 1	May 30	December 24*
April 19	June 10	December 25
April 22	August 15	December 26
May 1	November 1	December 31*
* Early closing.
Malawi
January 1	April 22	July 8
January 15	May 1	October 15
March 4	May 14	December 25
April 19	June 4	December 26
Malaysia
January 1	May 20	September 2
January 21	May 22	September 9
February 4*	June 4*	September 16
February 5	June 5	October 28
February 6	June 6	December 25
May 1	August 12
* Early closing.
Mali
January 1	June 4	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Mauritius
January 1	February 5	June 5
January 2	March 4	September 3
January 21	March 12	November 1
February 1	May 1	December 25
Mexico
January 1	April 19	December 12

February 4	May 1	December 25
March 18	September 16
April 18	November 18
Morocco
January 1	July 30	August 21
January 11	August 12	September 2
May 1	August 13	November 6
June 4	August 14	November 11
June 5	August 20	November 12
Namibia
January 1	May 30	December 10
March 21	June 17	December 16
April 19	August 9	December 25
April 22	August 26	December 26
May 1	September 24
The Netherlands
January 1	May 1	December 26
April 19	December 24*	December 31*
April 22	December 25
* Early closing.
New Zealand
January 1	April 22	December 25
January 2	April 25	December 26
February 6	June 3
April 19	October 28
Niger
January 1	June 4	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Nigeria
January 1	June 4	October 1
April 19	June 5	December 25
April 22	June 12	December 26
May 1	August 12
Norway
January 1	May 1	December 25

April 17*	May 17	December 26
April 18	May 30	December 31
April 19	June 10
April 22	December 24
* Early closing.
Oman
January 1	August 11	September 1
April 3	August 12	November 10
June 5	August 13	November 18
June 6	August 14	November 19
July 23	August 15
The Omani market is closed every Friday.
Pakistan
January 1	June 6	August 14
February 5	June 7	September 9
May 1	July 1	September 10
May 6	August 12	December 25
June 5	August 13
Panama
January 1	April 19	November 11
January 9	May 1	November 28
March 5	November 4	December 9
April 18	November 5	December 25
Peru
January 1	May 1	October 8
April 18	July 29	November 1
April 19	August 30	December 25
The Philippines
January 1	April 19	November 1
February 5	May 1	December 24
February 25	June 12	December 25
April 9	August 21	December 30
April 18	August 26	December 31
Poland
January 1	June 20	December 25
April 19*	August 15	December 26
April 22	November 1	December 31*

May 1	November 11
May 3	December 24*
* Early closing.
Portugal
January 1	May 1	December 26
April 19	December 24*	December 31*
April 22	December 25
Puerto Rico
January 1	July 3	November 28
January 21	July 4	November 29
February 18	September 2	December 24
April 19	October 14	December 25
May 27	November 11
Qatar
January 1	June 5	August 13
February 12	June 6	December 18
March 3	August 11
June 4	August 12
The Qatari market is closed every Friday.
Romania
January 1	April 29	December 25
January 2	May 1	December 26
January 24	June 17
April 26	August 15
Russia
January 1	January 8	May 9
January 2	March 8	May 10
January 3	May 1	June 12
January 4	May 2	November 4
January 7	May 3
Saudi Arabia
June 6	August 12	August 15
June 9	August 13	September 23
June 10	August 14
The Saudi Arabian market is closed every Friday.
Senegal
January 1	June 4	August 15

April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Serbia
January 1	February 15	May 1
January 2	April 26	May 2
January 7	April 29	November 11
Singapore
January 1	May 1	August 12
February 5	May 20	October 28
February 6	June 5	December 25
April 19	August 9
Slovakia
January 1	May 8	December 24
April 19	July 5	December 25
April 22	August 29	December 26
May 1	November 1
Slovenia
January 1	May 1	November 1
January 2	May 2	December 24
February 8	June 25	December 25
April 19	August 15	December 26
April 22	October 31	December 31
South Africa
January 1	May 1	December 16
March 21	June 17	December 25
April 19	August 9	December 26
April 22	September 24
South Korea
January 1	May 1	September 13
February 4	May 6	October 3
February 5	June 6	October 9
February 6	August 15	December 25
March 1	September 12	December 31
Spain
January 1	May 1	December 26
April 19	December 24*	December 31*

April 22	December 25
* Early closing.
Sri Lanka
January 1	April 15	August 14
January 15	April 19	September 13
February 4	May 1	November 11
February 19	May 20	November 12
March 4	June 5	December 11
March 20	July 16	December 25
April 12	August 12
Srpska
January 1	April 26	May 9
January 2	April 29	November 21
January 7	May 1
January 9	May 2
Swaziland
January 1	May 1	September 6
April 19	May 30	December 25
April 22	July 22	December 26
April 25	September 2
Sweden
January 1	May 1	November 1*
April 18*	May 29*	December 24
April 19	May 30	December 25
April 22	June 6	December 26
April 30*	June 21	December 31
* Early closing.
Switzerland
January 1	May 1	December 24
January 2	May 30	December 25
April 19	June 10	December 26
April 22	August 1	December 31
Taiwan
January 1	February 7	May 1
January 31	February 8	June 7
February 1	February 28	September 13
February 4	March 1	October 10

February 5	April 4	October 11
February 6	April 5
Tanzania
January 1	May 1	October 14
April 19	June 5	December 9
April 22	August 8	December 25
April 26	August 12	December 26
Thailand
January 1	May 1	October 14
February 19	May 20	October 23
April 8	July 16	December 5
April 15	July 29	December 10
April 16	August 12	December 31
Togo
January 1	June 4	August 15
April 22	June 10	November 1
May 1	August 7	November 15
May 30	August 12	December 25
Tunisia
January 1	May 1	July 25
January 14	June 4	August 12
March 20	June 5	August 13
April 9	June 6	October 15
Turkey
January 1	June 6	August 14
April 23	June 7	August 30
May 1	July 15	October 28*
June 4*	August 12	October 29
June 5	August 13
* Early closing.
Uganda
January 1	May 1	December 25
March 8	June 3	December 26
April 19	June 26
April 22	October 9
Ukraine
January 1	May 1	October 15

January 7	May 9	December 25
March 8	June 17
April 29	June 28
The United Arab Emirates
January 1	June 5	August 12
April 3	June 6	December 2
June 4	August 11	December 3
The United Arab Emirates market is closed every Friday.
The United Kingdom
January 1	May 27	December 25
January 2	August 5	December 26
April 19	August 26	December 31*
April 22	December 2
May 6	December 24*
* Early closing.
The United States Bond Market
January 1	May 27	November 28
January 21	July 3*	November 29*
February 18	July 4	December 24*
April 18*	September 2	December 25
April 19	October 14	December 31*
May 24	November 11
* The U.S. bond market has recommended early close.
Uruguay
January 1	April 19	June 19
March 4	April 22	July 18
March 5	May 1	October 14
April 18	May 20	December 25
Venezuela
January 1	May 1	September 10
February 12	May 14	October 12
February 13	June 4	November 5
March 19	July 2	December 24
March 29	July 5	December 25
March 30	July 24	December 31
April 19	August 20
Vietnam

January 1	February 7	April 30
February 4	February 8	May 1
February 5	April 15	September 2
February 6	April 29
Zambia
January 1	April 22	August 5
March 8	May 1	October 18
March 12	July 1	October 24
April 19	July 2	December 25
Zimbabwe
January 1	April 22	December 23
February 21	May 1	December 25
April 18	August 12	December 26
April 19	August 13

Redemptions.     The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Fund. In calendar year 2019 (the only year for which holidays are known at the time of this SAI filing), the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles1 for the Fund as follows: [To be updated in 485(b) filing]

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	04/18/19	04/26/19	8
Bangladesh	05/29/19	06/09/19	11
	05/30/19	06/10/19	11
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/18/19	11
	08/08/19	08/19/19	11
China	01/30/19	02/11/19	12
	01/31/19	02/12/19	12
	02/01/19	02/13/19	12
	09/26/19	10/08/19	12
	09/27/19	10/09/19	12
	09/30/19	10/10/19	10
China Connect - Stock Connect	02/01/19	02/11/19	10
	09/30/19	10/08/19	8
Cyprus	04/24/19	05/02/19	8
	04/25/19	05/03/19	8

Hungary	12/20/19	12/30/19	10
	12/23/19	12/31/19	8
Indonesia	05/29/19	06/10/19	12
	05/31/19	06/11/19	11
Japan	04/24/19	05/07/19	13
	04/25/19	05/08/19	13
	04/26/19	05/09/19	13
	12/26/19	01/06/20	11
	12/27/19	01/07/20	11
	12/30/19	01/08/20	9
Jordan	08/07/19	08/15/19	8
	08/08/19	08/18/19	10
Kuwait	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10
Malawi	01/08/19	01/16/19	8
	01/09/19	01/17/19	8
	01/10/19	01/18/19	8
	01/11/19	01/21/19	10
	01/14/19	01/22/19	8
	02/25/19	03/05/19	8
	02/26/19	03/06/19	8
	02/27/19	03/07/19	8
	02/28/19	03/08/19	8
	03/01/19	03/11/19	10
	04/12/19	04/23/19	11
	04/15/19	04/24/19	9
	04/16/19	04/25/19	9
	04/17/19	04/26/19	9
	04/18/19	04/29/19	11
	04/24/19	05/02/19	8
	04/25/19	05/03/19	8
	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8
	05/07/19	05/15/19	8
	05/08/19	05/16/19	8

	05/09/19	05/17/19	8
	05/10/19	05/20/19	10
	05/13/19	05/21/19	8
	05/28/19	06/05/19	8
	05/29/19	06/06/19	8
	05/30/19	06/07/19	8
	05/31/19	06/10/19	10
	06/03/19	06/11/19	8
	07/01/19	07/09/19	8
	07/02/19	07/10/19	8
	07/03/19	07/11/19	8
	07/04/19	07/12/19	8
	07/05/19	07/15/19	10
	10/08/19	10/16/19	8
	10/09/19	10/17/19	8
	10/10/19	10/18/19	8
	10/11/19	10/21/19	10
	10/14/19	10/22/19	8
	12/18/19	12/27/19	9
	12/19/19	12/30/19	11
	12/20/19	12/31/19	11
	12/23/19	01/02/20	10
	12/24/19	01/03/20	10
Malaysia	01/30/19	02/07/19	8
	01/31/19	02/08/19	8
Morocco	08/07/19	08/15/19	8
	08/08/19	08/16/19	8
	08/09/19	08/19/19	10
	11/04/19	11/13/19	9
	11/05/19	11/14/19	9
Namibia	03/14/19	03/22/19	8
	03/15/19	03/25/19	10
	03/18/19	03/26/19	8
	03/19/19	03/27/19	8
	03/20/19	03/28/19	8
	04/12/19	04/23/19	11
	04/15/19	04/24/19	9

04/16/19	04/25/19	9
04/17/19	04/26/19	9
04/18/19	04/29/19	11
04/24/19	05/02/19	8
04/25/19	05/03/19	8
04/26/19	05/06/19	10
04/29/19	05/07/19	8
04/30/19	05/08/19	8
05/23/19	05/31/19	8
05/24/19	06/03/19	10
05/27/19	06/04/19	8
05/28/19	06/05/19	8
05/29/19	06/06/19	8
06/10/19	06/18/19	8
06/11/19	06/19/19	8
06/12/19	06/20/19	8
06/13/19	06/21/19	8
06/14/19	06/24/19	10
08/02/19	08/12/19	10
08/05/19	08/13/19	8
08/06/19	08/14/19	8
08/07/19	08/15/19	8
08/08/19	08/16/19	8
08/19/19	08/27/19	8
08/20/19	08/28/19	8
08/21/19	08/29/19	8
08/22/19	08/30/19	8
08/23/19	09/02/19	10
09/17/19	09/25/19	8
09/18/19	09/26/19	8
09/19/19	09/27/19	8
09/20/19	09/30/19	10
09/23/19	10/01/19	8
12/03/19	12/11/19	8
12/04/19	12/12/19	8
12/05/19	12/13/19	8
12/06/19	12/17/19	11

	12/09/19	12/18/19	9
	12/11/19	12/19/19	8
	12/12/19	12/20/19	8
	12/13/19	12/23/19	10
	12/18/19	12/27/19	9
	12/19/19	12/30/19	11
	12/20/19	12/31/19	11
	12/23/19	01/02/20	10
	12/24/19	01/03/20	10
New Zealand	04/18/19	04/26/19	8
Oman	08/06/19	08/18/19	12
	08/07/19	08/19/19	12
	08/08/19	08/20/19	12
Philippines	12/23/19	01/02/20	10
	12/26/19	01/03/20	8
	12/27/19	01/06/20	10
Qatar	05/30/19	06/09/19	10
	06/02/19	06/10/19	8
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10
Russia	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8
Saudi Arabia	08/08/19	08/18/19	10
	08/11/19	08/19/19	8
Serbia	04/25/19	05/03/19	8
Srpska	04/25/19	05/03/19	8
Swaziland	04/12/19	04/23/19	11
	04/15/19	04/24/19	9
	04/16/19	04/26/19	10
	04/17/19	04/29/19	12
	04/18/19	04/30/19	12
	04/23/19	05/02/19	9
	04/24/19	05/03/19	9
	04/26/19	05/06/19	10

	04/29/19	05/07/19	8
	04/30/19	05/08/19	8
	05/23/19	05/31/19	8
	05/24/19	06/03/19	10
	05/27/19	06/04/19	8
	05/28/19	06/05/19	8
	05/29/19	06/06/19	8
	07/15/19	07/23/19	8
	07/16/19	07/24/19	8
	07/17/19	07/25/19	8
	07/18/19	07/26/19	8
	07/19/19	07/29/19	10
	08/26/19	09/03/19	8
	08/27/19	09/04/19	8
	08/28/19	09/05/19	8
	08/29/19	09/09/19	11
	08/30/19	09/10/19	11
	09/03/19	09/11/19	8
	09/04/19	09/12/19	8
	09/05/19	09/13/19	8
	12/18/19	12/27/19	9
	12/19/19	12/30/19	11
	12/20/19	12/31/19	11
	12/23/19	01/02/20	10
	12/24/19	01/03/20	10
Taiwan	01/29/19	02/11/19	13
	01/30/19	02/12/19	13
Tunisia	05/30/19	06/07/19	8
United Arab Emirates	08/07/19	08/15/19	8
	08/08/19	08/18/19	10
Uruguay	04/15/19	04/23/19	8
	04/16/19	04/24/19	8
	04/17/19	04/25/19	8
Vietnam	01/31/19	02/11/19	11
	02/01/19	02/12/19	11
Zimbabwe	04/15/19	04/23/19	8
	04/16/19	04/24/19	8

04/17/19	04/25/19	8
12/19/19	12/27/19	8
12/20/19	12/30/19	10

1. These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

The Underwriter

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Shares are continuously offered for sale by the Fund through Distributors or its agent only in Creation Units, as described in the prospectus and above in the “Creation and Redemption of Creation Units” section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by Distributors or its agent. Distributors or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

Distributors may enter into agreements with securities dealers (Soliciting Dealers) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

Distribution and service (12b-1) fees     The board has adopted a plan pursuant to Rule 12b-1 for the Fund. However, no Rule 12b-1 plan fee is currently charged to the Fund, and there are no plans in place to impose a Rule 12b-1 plan fee. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the investment manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to the Fund are based only on the fees attributable to that particular Fund and are calculated, as a percentage of such Fund's net assets, over the 12-month period of February 1 through January 31. Because this 12-month period may not match the Fund’s fiscal year, the amount, as a percentage of the Fund's net assets, for the Fund’s fiscal year may vary from the amount stated under the plan, but will never exceed that amount during the 12-month period of February 1 through January 31.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

Miscellaneous Information

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of Franklin Templeton, one of the largest fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest fund organizations and now services more than [2] million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton has, as of [____], over $[__] billion in assets under management for more than [3] million U.S. based fund shareholder and other accounts. Franklin Templeton offers [__] U.S. based open-end investment companies to the public. The Fund may identify itself by its [_____] ticker symbol or CUSIP number.

Description of Ratings

Corporate Obligation Ratings

Moody's

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FRANKLIN TEMPLETON ETF TRUST
FILE NOS. 333-208873 & 811-23124

PART C
Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)
Amended and Restated Agreement and Declaration of Trust dated October 19, 2018
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 14, 2019

(b)	By-Laws

(i)	Amended and Restated By-Laws effective as of October 19, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d) Article VIII, Certain Transactions: Section 4
(e) Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendments: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ International Equity Hedged ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873 Filing Date: July 27, 2018

(ii)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(iii)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Dividend ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(iv)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Equity ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(v)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF and Franklin Advisers, Inc. dated April 18, 2016
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2016

(vi)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty Investment Grade Corporate ETF and Franklin Advisers, Inc. dated April 18, 2016
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2016

(vii)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Opportunities ETF and Franklin Advisers, Inc. dated April 18, 2016
Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2017

(viii)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873

Filing Date: July 27, 2018

(ix)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(x)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Small Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(xi)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Advisers, Inc. dated April 1, 2017
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 30, 2017

(xii)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty Municipal Bond ETF and Franklin Advisers, Inc. dated April 1, 2017
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 30, 2017

(xiii)
Sub-Advisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2016

(xiv)
Sub-Advisory Agreement on behalf of Franklin Liberty International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investimentos (Brasil) Ltda. dated January 25, 2017
Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 21, 2017

(xv)
Sub-Advisory Agreement on behalf of Franklin Liberty International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated January 25, 2017
Filing: Post-Effective Amendment No. 23 to Registration

Statement on Form N-1A File No. 333-208873 Filing Date: August 30, 2017

(xvi)
Sub-Advisory Agreement on behalf of Franklin Liberty International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited dated January 25, 2017
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 30, 2017

(xvii)
Sub-Advisory Agreement on behalf of Franklin Liberty International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investments (ME) Limited dated January 25, 2017
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 30, 2017

(xviii)
Sub-Advisory Agreement on behalf of Franklin Liberty International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investment Trust Management Co., Ltd. dated January 25, 2017
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 30, 2017

(xix)
Sub-Advisory Agreement on behalf of Franklin Liberty International Opportunities ETF between Franklin Advisers, Inc. and Templeton Asset Management Ltd. dated January 25, 2017 with Amended Schedule A dated March 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(xx)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxi)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxii)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxiii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxiv)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxv)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxvi)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxvii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxviii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxix)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc.

dated September 7, 2017 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: October 30, 2017

(xxx)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxi)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxiii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxiv)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE France ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxv)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxvi)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Hong Kong ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: October 30, 2017

(xxxvii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Italy ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxviii)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xxxix)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(xl)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty High Yield Corporate ETF and Franklin Advisers, Inc. dated May 30, 2018
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 23, 2018

(xli)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Aggregate Bond ETF and Franklin Templeton Investment Management Limited dated May 30, 2018
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 23, 2018

(xlii)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty Senior Loan ETF and Franklin Advisers, Inc. dated May 30, 2018
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 23, 2018

(xliii)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: September 7, 2018

(xliv)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Africa ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(xlv)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(xlvi)
Sub-Advisory Agreement on behalf of Franklin Liberty International Aggregate Bond ETF between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(xlvii)
Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Core Bond ETF and Franklin Advisers, Inc. effective September 17, 2019
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(xlviii)
Amendment dated October 1, 2019 to Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(xlix)
Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF and Franklin Advisory Services, LLC
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(l)	Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisory Services, LLC
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(e)	Underwriting Contracts

(i)
Distribution Agreement, between the Registrant and Franklin Templeton Distributors, Inc. dated April 18, 2016 with an Amended Exhibit A dated September 6, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(ii)	Form of Authorized Participant Agreement Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 17, 2016

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)
Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(ii)
Amended Appendix A dated July 26, 2018 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(iii)
Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(h)	Other Material Contracts

(i)	Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019 Filing: Post-Effective Amendment No. 43 to Registration

Statement on Form N-1A File No. 333-208873 Filing Date: July 26, 2019

(ii)
Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with an Amended Schedule A dated September 6, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(iii)
Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(iv)
Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an Amended Annex 1 dated August 21, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(v)
Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with an Amended Schedule A dated September 6, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(vi)
Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(vii)
Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(viii)	Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 26, 2019

(ix)
Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(x)
Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(xi)
Form of Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(i)	Legal Opinion

(i)
Opinion and Consent of Counsel dated May 13, 2016 with respect to Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(ii)
Opinion and Consent of Counsel dated September 14, 2016 with respect to Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty Investment Grade Corporate ETF
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2016

(iii)
Opinion and Consent of Counsel dated January 11, 2017 with respect to Franklin Liberty International Opportunities ETF
Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2017

(iv)	Opinion and Consent of Counsel dated April 21, 2017 with

respect to Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF
Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 21, 2017

(v)
Opinion and Consent of Counsel dated August 30, 2017 with respect to Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 30, 2017

(vi)
Opinion and Consent of Counsel dated October 30, 2017 with respect to FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, and Franklin FTSE Japan Hedged ETF
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(vii)
Opinion and Consent of Counsel dated May 23, 2018 with respect to Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF
Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 23, 2018

(viii)
Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Saudi Arabia ETF
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(ix)
Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE South Africa ETF
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(x)	Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Latin America ETF

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: September 7, 2018

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)
Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016 with an Amended Exhibit A dated September 6, 2019
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(n)	Rule 18f-3 Plan

Not Applicable

(p)	Code of Ethics

(i)	Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(q)	Power of Attorney

(i)	Power of Attorney dated April 18, 2016 Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: April 22, 2016

(ii)	Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 3, 2017

(iii)	Power of Attorney dated July 5, 2019 for Vivek Pai Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 26, 2019

Item 29. Persons Controlled by or Under Common Control with the Registrant

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, Registrant’s investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as sub-adviser to Franklin Liberty Investment Grade Corporate ETF.  The officers of FT Institutional also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which set forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c) Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)

FTI Brasil is an indirect, wholly owned subsidiary of Resources. FTI Brasil serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTI Brasil also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTI Brasil (SEC File 801-71881), incorporated herein by reference, which set forth the officers of FTI Brasil and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d) Franklin Templeton Investments Corp. (FTIC)

FTIC is an indirect, wholly owned subsidiary of Resources. FTIC serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers and/or directors of FTIC also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which set forth the officers of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(e) Franklin Templeton Investment Management Limited (FTIML)

FTIML is an indirect, wholly owned subsidiary of Resources. FTIML serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTIML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which set forth the officers of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(f) Franklin Templeton Investments (ME) Limited (FTIME)

FTIME is an indirect, wholly owned subsidiary of Resources. FTIME serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTIME also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIME (SEC File 801-77965), incorporated herein by reference, which set forth the officers of FTIME and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(g) Franklin Templeton Investment Trust Management Co., Ltd. (FTITMC)

FTITMC is an indirect, wholly owned subsidiary of Resources. FTITMC serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTITMC also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTITMC (SEC File 801-71877), incorporated herein by reference, which set forth the officers of FTITMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(h) Templeton Asset Management Ltd. (TAML)

TAML is an indirect, wholly owned subsidiary of Resources. TAML serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of TAML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(i)	Franklin Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect wholly owned subsidiary of Resources. Advisory Services serves as adviser Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, Franklin

LibertyQ International Equity Hedged ETF, Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a)  Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 10th day of October, 2019.

FRANKLIN TEMPLETON ETF TRUST
(Registrant)

By:	/s/ NAVID J. TOFIGH
Navid J. Tofigh
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick O’Connor*
Patrick O’Connor	President and Chief Executive Officer – Investment Management	October 10, 2019

Matthew T. Hinkle*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	October 10, 2019

VIVEK PAI*
Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	October 10, 2019

Jennifer M. Johnson*
Jennifer M. Johnson	Trustee	October 10, 2019

Rohit Bhagat*
Rohit Bhagat	Trustee	October 10, 2019

Anantha K. Pradeep*
Anantha K. Pradeep	Trustee	October 10, 2019

* By:	/s/ NAVID J. TOFIGH
Navid J. Tofigh
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

FRANKLIN TEMPLETON ETF TRUST
REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT No.	DESCRIPTION

None